UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  August 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

August 31, 2014

Aurora Horizons Fund

Class A
AHFAX

Class C
AHFCX

Class Y
AHFYX

Investment Adviser

Aurora Investment Management L.L.C.
300 North LaSalle Street, 52nd Floor
Chicago, Illinois  60654

Phone: 1-800-443-2862

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	7

CONSOLIDATED SCHEDULE OF INVESTMENTS	10

CONSOLIDATED SCHEDULE OF SECURITIES SOLD SHORT	31

CONSOLIDATED SCHEDULE OF OPTIONS WRITTEN	38

CONSOLIDATED SCHEDULE OF OPEN FUTURES CONTRACTS	42

CONSOLIDATED SCHEDULE OF OPEN FORWARD CURRENCY
CONTRACTS	44

CONSOLIDATED SCHEDULE OF TOTAL RETURN SWAPS	46

CONSOLIDATED SCHEDULE OF CREDIT DEFAULT SWAPS	48

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	50

CONSOLIDATED STATEMENT OF OPERATIONS	52

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS	53

CONSOLIDATED FINANCIAL HIGHLIGHTS	54

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS	57

NOTICE OF PRIVACY POLICY & PRACTICES	75

ADDITIONAL INFORMATION	76

Letter from the President

Dear Shareholder,

Thank you for your investment in Aurora Horizons Fund. Following is the semi-annual report for the six months ended August 31, 2014.

Aurora Horizons Fund – Class Y delivered a total return of +0.86% for the six months ended August 31, 2014.  Strategy returns were mixed during the period with gains from Event-Driven, Macro and Long/Short Equities more than offsetting losses from the Long/Short Credit and Short-Biased strategies.

Entering this six month period, we had positioned the portfolio to be more offensively-oriented with an emphasis on fundamentally-driven strategies. We believed security selection strategies, particularly those exposed to corporate events, were poised to do well given the intersection of low intra-stock correlations, accommodative capital markets and pressure on management teams to maintain growth.  With investors less focused on macro factors and fundamentals playing an increasing role in determining security valuation, the Fund increased its allocations to Long/Short Equities and Event-Driven.  With this outlook, we trimmed allocations to Long/Short Credit and Macro, while Short-Biased stayed relatively unchanged.

In many ways the environment has played out as expected. Long/Short Equities, our largest strategy weighting, delivered positive results, but less robust than anticipated due to continued headwinds on the short side and value lagging growth. Our Event-Driven strategy, the second largest allocation, was the best-performing strategy during the period, as the abundance of corporate activity translated into a number of idiosyncratic investment opportunities.  Our decision to reduce the Long/Short Credit allocation was additive as tight spreads produced a more challenging environment. The Macro allocation was positive as a few trends emerged in fixed income and equities. Meanwhile, the Short-Biased strategy faced headwinds from appreciating equity markets, combined with declining volatility.

We believe that the Fund’s sub-advisers, by employing deep fundamental research, prudent risk management, and dynamic exposure management, are helping the Fund to meet its objective of preserving capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.

Going forward, we remain constructive on corporate activity and how this will translate into results for our sub-advisers across a range of strategies. We are emphasizing our Event-Driven exposure given that these sub-advisers have multiple ways to benefit from mergers and acquisitions, spin-offs, and other value enhancing events, whether pursued by management alone or through the involvement of an engaged shareholder.  Indirectly, our Long/Short Equities and Long/Short Credit strategies could also capitalize on this same dynamic. With the possibility of a changing macro landscape, especially one with normalization of interest rates and increasing volatility, we continue to believe stock price dispersion will increase, creating a rich environment for our Long/Short Equities sub-advisers.  At the same time, should stock price dispersion not increase, our Macro strategy should be well positioned to benefit from that market environment.  The Short-Biased strategy remains attractive as low levels of implied volatility are presenting compelling entry points for constructing asymmetric hedges designed to minimize portfolio losses in times of market stress.

The Fund’s turnover during the period covered by this letter was approximately 89.89%, a level that reflects the active trading strategies pursued by the Fund’s sub-advisers. Given that the Fund’s sub-advisers employ flexible investment strategies, this level of turnover is in line with our expectations, and indicative of the dynamic nature of the portfolio.

On the following pages of this report please find specific details of Aurora Horizons Fund’s holdings and operations. If you have any questions regarding your investment in the Fund, please contact your financial advisor. We also encourage you to visit the Fund’s website at www.AuroraHorizons.com for more information, including daily prices and monthly performance data.

We value your investment in Aurora Horizons Fund and thank you for the opportunity to assist you and your financial advisor in achieving your financial goals.

Scott C. Schweighauser
President, Aurora Investment Management L.L.C.
Portfolio Manager, Aurora Horizons Fund

AURORA HORIZONS FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period (3/1/2014 – 8/31/2014).

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses.  If you purchase Class A shares of the Fund you will pay an initial sales charge of up to 5.75% when you invest.  Class A shares are also subject to a contingent deferred sales charge of 1.00% for purchases of $1,000,000 or more that are redeemed within eighteen months of purchase.  A 1.00% contingent deferred sales charge is imposed on Class C shares redeemed  within twelve months of purchase.  In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example.  The example includes, but is not limited to, management fees, fund administration and accounting, custody and transfer agent fees.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line

AURORA HORIZONS FUND
Expense Example (Continued)
(Unaudited)

of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Class A
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2014 –
	March 1, 2014	August 31, 2014	August 31, 2014*
Actual**	$1,000.00	$1,006.70	$14.67
Hypothetical (5% return
before expenses)***	$1,000.00	$1,010.59	$14.70

*	Expenses are equal to the Class A shares annualized expense ratio of 2.90%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $13.30.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $13.34.

	Class C
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2014 –
	March 1, 2014	August 31, 2014	August 31, 2014*
Actual**	$1,000.00	$1,002.90	$18.43
Hypothetical (5% return
before expenses)***	$1,000.00	$1,006.81	$18.46

*	Expenses are equal to the Class C shares annualized expense ratio of 3.65%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $17.06.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $17.11.

	Class Y
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	March 1, 2014 –
	March 1, 2014	August 31, 2014	August 31, 2014*
Actual**	$1,000.00	$1,008.60	$13.42
Hypothetical (5% return
before expenses)***	$1,000.00	$1,011.85	$13.44

*	Expenses are equal to the Class Y shares annualized expense ratio of 2.65%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period since inception.
**	Excluding dividends on short positions and interest expense, your actual cost of investing in the Fund would be $12.05.
***	Excluding dividends on short positions and interest expense, your hypothetical cost of investing in the Fund would be $12.08.

AURORA HORIZONS FUND
Investment Highlights
(Unaudited)

The Fund seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.  The Adviser seeks to achieve the Fund’s investment objective by allocating its assets primarily among a select group of experienced sub-advisers (each, a “Sub-Adviser”) who implement a number of different alternative investment strategies and invest in a variety of markets.  The Adviser is responsible for identifying and researching potential Sub-Advisers, monitoring the performance of the Sub-Advisers and allocating and reallocating the Fund’s assets among Sub-Advisers.  The identity and number of Sub-Advisers and the Adviser’s allocation of Fund assets among them will change over time.  As of August 31, 2014 the Fund had 21.35% foreign concentration for long securities.  The allocation of portfolio holdings as of August 31, 2014 was as follows:

Allocation of Portfolio Holdings
(as a percentage of net assets)

*	Valued at the net unrealized appreciation (depreciation).

Continued

AURORA HORIZONS FUND
Investment Highlights (Continued)
(Unaudited)

Annualized Total Returns as of August 31, 2014(1)

		Since Inception
	1 Year	(3/27/13)
Aurora Horizons Fund
Class A (with sales charge)	0.09%	(0.26)%
Class A (without sales charge)	6.23%	3.95%
Class C (with sales charge)	4.34%	3.13%
Class C (without sales charge)	5.34%	3.13%
Class Y	6.43%	4.16%
S&P 500® Total Return Index	25.25%	21.46%
HFRI Fund of Funds Composite Index	7.85%	5.71%

(1)
With sales charge returns reflect the deduction of the current maximum initial sales charge of 5.75% for Class A and the applicable contingent deferred sales charge for Class C.  Returns without sales charges do not reflect the current maximum sales charges.  Had the sales charges been included, the returns would have been lower.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-800-443-2862.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The following graph illustrates performance of a hypothetical investment made in the Fund and certain broad-based securities indices on the Fund’s inception date. The performance for Class Y shares does not reflect any sales charges. The graph does not reflect any future performance.

The S&P 500 Total Return Index is a broad-based measurement of changes in stock market conditions based on a capitalization-weighted average of 500 leading companies representing all major industries in the U.S. economy.  It is not possible to invest directly in an index.

HFRI Fund of Funds Composite Index is an unmanaged, equally-weighted hedge fund index including over 800 domestic and offshore funds of funds.  Funds included within the index either have at least $50 million in assets under management or have been actively trading for at least twelve (12) months.  Performance information is submitted by the funds of funds to the index provider, which does not audit the information submitted.  The index is rebalanced monthly.  Performance data is net of all fees charged by the hedge funds.  Index returns are calculated three times each month and are subject to periodic recalculation by Hedge Fund Research, Inc.  The Fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change.  In addition, because of these recalculations, the HFRI Index returns reported by the Fund may differ from the index returns for the same period published by others.

AURORA HORIZONS FUND
Investment Highlights (Continued)
(Unaudited)

Growth of $100,000 Investment(1)

(1)	The minimum investment for Class A and Class C is $2,500.
(2)	Inception date.
(3)	Reflects 5.75% initial sales charge.
(4)	Data for the HFRI Fund of Funds Composite Index is only available for monthly periods; therefore this chart reflects growth for the period beginning March 31, 2013.

AURORA HORIZONS FUND

Consolidated Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68%

Aerospace & Defense – 4.19%
B/E Aerospace, Inc. (b)	10,406	$881,805
Boeing Co. (e)	7,190	911,692
CAE, Inc. (a)	74,700	923,359
Exelis, Inc.	57,164	982,649
General Dynamics Corp.	900	110,925
Lockheed Martin Corp. (e)	1,000	174,000
Northrop Grumman Corp.	500	63,610
Rolls-Royce Holdings PLC (a)	18,490	313,406
Safran SA (a)	7,843	514,083
Textron, Inc.	1,500	57,000
Triumph Group, Inc. (e)	37,538	2,604,011
Zodiac Aerospace (a)	30,824	1,005,447
		8,541,987

Air Freight & Logistics – 0.36%
Expeditors International of Washington, Inc. (g)	11,035	455,745
United Parcel Service, Inc. (g)	2,945	286,637
		742,382

Airlines – 0.45%
American Airlines Group, Inc.	19,652	764,659
Delta Air Lines, Inc.	600	23,748
Southwest Airlines Co.	3,100	99,231
United Continental Holdings, Inc. (b)	400	19,044
		906,682

Auto Components – 1.71%
American Axle & Manufacturing Holdings, Inc. (b)	54,244	981,816
Delphi Automotive PLC (a)	400	27,832
Faurecia (a)	11,026	371,030
Goodyear Tire & Rubber Co. (e)	44,735	1,161,768
Koito Manufacturing Co. Ltd. (a)	30,300	827,648
Lear Corp. (e)	1,200	121,356
		3,491,450

Automobiles – 0.14%
Ford Motor Co.	1,200	20,892
General Motors Co.	7,840	272,832
		293,724

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68% (Continued)

Banks – 2.34%
Bank Of America Corp. (e)	72,270	$1,162,824
CIT Group, Inc.	300	14,388
Comerica, Inc. (e)	11,800	594,012
Danske Bank A/S (a)	11,790	331,515
JPMorgan Chase & Co.	15,225	905,126
Keycorp	12,700	172,847
Regions Financial Corp. (e)	33,600	341,040
Wells Fargo & Co. (g)	16,890	868,822
Zions Bancorporation (e)	12,800	372,992
		4,763,566

Beverages – 1.68%
Anheuser Busch InBev NV – ADR	9,813	1,096,897
Coca-Cola Co. (g)	11,450	477,694
Dr. Pepper Snapple Group, Inc. (e)	9,500	597,740
Molson Coors Brewing Co. (e)	5,700	421,515
PepsiCo, Inc. (e)	8,900	823,161
		3,417,007

Building Products – 0.16%
Masco Corp.	14,007	328,744

Capital Markets – 1.68%
Bank of New York Mellon Corp. (g)	22,625	886,447
Charles Schwab Corp. (e)	16,100	459,011
GAM Holding AG (a)	57,708	1,122,039
Invesco Ltd. (a)	2,800	114,352
Northern Trust Corp. (e)	12,000	832,200
		3,414,049

Chemicals – 3.19%
Air Products & Chemicals, Inc.	11,850	1,578,538
Air Water, Inc. (a)	72,416	1,138,667
Akzo Nobel NV (a)	10,989	776,678
Celanese Corp.	200	12,508
Cytec Industries, Inc.	8,866	913,553
Kuraray Co. Ltd. (a)	56,100	697,711
LyondellBasell Industries NV (a)	600	68,610
Monsanto Co. (e)	4,800	555,120
Taminco Corp. (b)	31,907	764,173
		6,505,558

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68% (Continued)

Commercial Services & Supplies – 1.96%
Pitney Bowes, Inc.	300	$8,118
RR Donnelley & Sons Co.	46,950	829,607
Secom Co. Ltd. (a)	15,300	935,102
Serco Group PLC (a)	130,709	673,552
Tyco International Ltd. (a)	34,663	1,546,663
		3,993,042

Construction & Engineering – 0.35%
Quanta Services, Inc. (b)(e)	19,850	721,349

Construction Materials – 0.13%
Holcim Ltd. (a)	3,309	263,120

Consumer Finance – 0.59%
American Express Co. (g)	5,725	512,674
Capital One Financial Corp.	1,100	90,266
Discover Financial Services	1,400	87,318
Santander Consumer USA Holdings, Inc. (e)	27,300	508,326
		1,198,584

Containers & Packaging – 1.54%
Owens-Illinois, Inc. (b)(e)	100,176	3,084,419
Packaging Corp. of America	700	47,593
		3,132,012

Diversified Consumer Services – 0.11%
Bridgepoint Education, Inc. (b)	4,043	50,821
H&R Block, Inc.	5,000	167,650
		218,471

Diversified Financial Services – 2.79%
AerCap Holdings NV (a)(b)	100	4,745
ASX Ltd. (a)	29,007	1,015,646
Berkshire Hathaway, Inc. (b)(e)(g)	11,315	1,552,984
CME Group, Inc.	1,700	130,135
Far East Horizon Ltd. (a)	1,402,267	1,130,853
ING Groep NV (a)(b)	34,203	470,310
Leucadia National Corp. (e)	35,245	878,658
Rescap Liquidating Trust (b)	25,461	492,670
Voya Financial, Inc.	400	15,636
		5,691,637

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68% (Continued)

Diversified Telecommunication Services – 0.09%
Verizon Communications, Inc.	3,551	$176,911

Electric Utilities – 0.96%
American Electric Power Co., Inc.	13,700	735,690
Endesa SA (a)	26,658	990,226
Exelon Corp. (e)	6,800	227,256
		1,953,172

Electrical Equipment – 0.76%
General Cable Corp.	56,874	1,221,085
OSRAM Licht AG (a)(b)	7,678	321,018
		1,542,103

Electronic Equipment, Instruments & Components – 0.34%
Avnet, Inc.	900	40,059
Corning, Inc. (g)	31,435	655,734
		695,793

Energy Equipment & Services – 4.54%
Baker Hughes, Inc. (e)	33,011	2,282,381
Cameron International Corp. (b)(e)	31,497	2,341,172
Ensco PLC (a)	12,215	616,613
Halliburton Co. (e)	3,000	202,830
John Wood Group PLC (a)	74,608	971,678
Nabors Industries Ltd. (a)	1,100	29,931
National Oilwell Varco, Inc.	7,040	608,467
Oil States International, Inc. (b)(e)	23,949	1,545,908
Patterson-UTI Energy, Inc.	600	20,724
Superior Energy Services, Inc.	900	32,256
Technip SA (a)	6,431	595,729
		9,247,689

Food & Staples Retailing – 1.42%
CVS Caremark Corp. (e)(g)	12,015	954,592
Kroger Co. (e)	1,400	71,372
Walgreen Co. (g)	17,180	1,039,734
Wal-Mart Stores, Inc. (e)	11,035	833,142
		2,898,840

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68% (Continued)

Food Products – 2.57%
Archer-Daniels-Midland Co. (e)	2,800	$139,608
Aryzta AG (a)	10,927	998,017
Campbell Soup Co. (e)	6,000	268,920
Kellogg Co. (e)	9,900	643,203
Kerry Group PLC (a)	12,540	943,309
Kraft Foods Group, Inc.	6,100	359,290
Mondelez International, Inc.	15,967	577,846
Nutreco NV (a)	23,713	912,146
Tyson Foods, Inc.	5,900	224,554
WhiteWave Foods Co. (b)	4,500	157,590
		5,224,483

Health Care Equipment & Supplies – 0.60%
Abbott Laboratories (g)	5,870	247,949
BioMerieux (a)	9,074	951,443
Smith & Nephew PLC – ADR	312	27,113
		1,226,505

Health Care Providers & Services – 2.05%
Aetna, Inc. (e)	1,500	123,195
Cigna Corp.	500	47,300
Fresenius SE & KGaA (a)	18,999	926,908
HCA Holdings, Inc. (b)	100	6,982
Orpea (a)	14,430	951,622
Sonic Healthcare Ltd. (a)	58,673	966,084
UDG Healthcare PLC (a)	199,004	1,123,271
WellPoint, Inc.	200	23,302
		4,168,664

Hotels, Restaurants & Leisure – 0.99%
Carnival Corp. (a)	1,900	71,972
Hotel Shilla Co. Ltd. (a)	10,090	1,184,191
MGM Resorts International (b)	6,100	149,267
Royal Caribbean Cruises Ltd. (a)(e)	2,500	159,400
Tim Hortons, Inc. (a)	5,723	460,358
		2,025,188

Household Durables – 1.51%
Harman International Industries, Inc. (e)	21,127	2,431,295
Mohawk Industries, Inc. (b)(e)	4,200	613,284
PulteGroup, Inc.	800	15,376

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68% (Continued)

Household Durables – 1.51% (Continued)
Whirlpool Corp.	100	$15,302
		3,075,257

Independent Power Producers and Energy Traders – 0.06%
NRG Energy, Inc.	4,100	126,198

Industrial Conglomerates – 1.79%
Danaher Corp.	6,640	508,691
DCC PLC (a)	18,301	1,086,466
First Pacific Co. Ltd. (a)	968,122	1,128,011
ThyssenKrupp AG (a)(b)	32,923	913,855
		3,637,023

Insurance – 0.71%
American International Group, Inc. (g)	21,595	1,210,616
Hartford Financial Services Group, Inc. (e)	50	1,852
MetLife, Inc.	700	38,318
Prudential Financial, Inc.	500	44,850
Reinsurance Group of America, Inc. (e)	1,800	149,364
		1,445,000

Internet Software & Services – 1.00%
Google, Inc. – Class A (b)(g)	420	244,591
Google, Inc. – Class C (b)	420	240,072
Open Text Corp. (a)	20,296	1,140,145
Spark Networks, Inc. (b)	26,185	137,471
Yahoo!, Inc. (b)(e)	6,300	242,613
Yelp, Inc. (b)	500	41,210
		2,046,102

IT Services – 1.61%
Accenture PLC (a)(e)(g)	9,355	758,316
Amdocs Ltd. (a)	2,700	127,170
AtoS (a)	6,040	460,782
Computer Sciences Corp.	100	5,979
Itochu Techno-Solutions Corp. (a)	20,200	897,929
Nomura Research Institute Ltd. (a)	30,536	964,109
Xerox Corp.	4,300	59,383
		3,273,668

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68% (Continued)

Leisure Products – 0.01%
Hasbro, Inc.	300	$15,796

Machinery – 2.58%
Caterpillar, Inc. (e)	600	65,442
Cummins, Inc.	200	29,022
Harsco Corp.	37,603	909,993
Kurita Water Industries Ltd. (a)	29,600	664,289
Sulzer AG (a)	4,089	542,498
Terex Corp.	36,890	1,380,055
Trinity Industries, Inc. (e)	6,100	295,118
Valmont Industries, Inc.	3,100	436,325
Volvo AB (a)	60,260	719,490
Wartsila OYJ Abp (a)	4,027	202,445
		5,244,677

Media – 4.08%
CBS Corp. (e)	9,400	557,326
Comcast Corp. – Class A Special	300	16,380
Comcast Corp. – Class A	13,112	717,620
DIRECTV (b)(g)	10,895	941,873
DISH Network Corp. (b)(e)	26,482	1,716,298
Liberty Global PLC – Class C (a)(b)	15,940	668,364
Liberty Global PLC – Class A (a)(b)	3,488	152,321
Sinclair Broadcast Group, Inc. (g)	12,300	357,315
Time Warner Cable, Inc. (e)	3,300	488,169
Time Warner, Inc.	20,337	1,566,559
Tribune Media Co. (b)(e)	8,800	671,440
Walt Disney Co. (g)	5,170	464,680
		8,318,345

Metals & Mining – 0.03%
Freeport-McMoRan, Inc.	1,600	58,192

Multiline Retail – 1.65%
Dollar General Corp. (b)(e)	14,069	900,276
Family Dollar Stores, Inc.	8,200	654,606
Kohl’s Corp. (g)	17,180	1,010,012
Macy’s, Inc.	200	12,458
Target Corp. (g)	13,130	788,719
		3,366,071

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68% (Continued)

Multi-Utilities – 0.74%
Dominion Resources, Inc. (e)	11,500	$807,530
Sempra Energy	6,600	699,402
		1,506,932

Oil, Gas & Consumable Fuels – 0.97%
Antero Resources Corp. (b)(e)	8,200	474,370
Chesapeake Energy Corp.	900	24,480
ConocoPhillips (e)	1,900	154,318
Devon Energy Corp. (e)	1,900	143,298
Gulfport Energy Corp. (b)(e)	3,300	193,050
Hess Corp.	150	15,165
Kinder Morgan, Inc.	11,200	450,912
Marathon Petroleum Corp.	200	18,202
Murphy Oil Corp.	250	15,617
Oasis Petroleum, Inc. (b)	150	7,379
Valero Energy Corp. (e)	700	37,898
Whiting Petroleum Corp. (b)	400	37,064
Williams Companies, Inc. (e)	6,850	407,164
		1,978,917

Personal Products – 0.00%
Herbalife Ltd. (a)	100	5,098

Pharmaceuticals – 0.87%
AbbVie, Inc.	1,300	71,864
Actavis PLC (a)(b)	2,815	638,949
Allergan, Inc.	4,778	782,063
AstraZeneca PLC – ADR	3,466	263,450
Mallinckrodt PLC (a)(b)	100	8,149
		1,764,475

Professional Services – 0.61%
Manpowergroup, Inc.	800	62,064
Robert Half International, Inc.	3,295	165,442
Teleperformance (a)	15,762	1,022,896
		1,250,402

Real Estate Management & Development – 0.28%
CBRE Group, Inc. (b)	17,884	568,354

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68% (Continued)

Road & Rail – 0.61%
Hertz Global Holdings, Inc. (b)	40,428	$1,194,647
Norfolk Southern Corp.	500	53,500
		1,248,147

Semiconductors & Semiconductor Equipment – 1.14%
Avago Technologies Ltd.	4,431	363,741
Broadcom Corp.	1,600	63,008
Freescale Semiconductor Ltd. (a)(b)(e)	6,500	136,825
Intel Corp. (e)	6,200	216,504
Marvell Technology Group Ltd. (a)	2,900	40,339
Micron Technology, Inc. (b)	800	26,080
NXP Semiconductors NV (a)(b)	21,466	1,470,850
Skyworks Solutions, Inc.	200	11,332
		2,328,679

Software – 0.36%
Adobe Systems, Inc. (b)	7,785	559,742
Microsoft Corp. (e)	2,400	109,032
ServiceNow, Inc. (b)	900	55,017
Vringo, Inc. (b)	6,347	6,410
		730,201

Specialty Retail – 1.30%
Advance Auto Parts, Inc. (e)	2,700	368,334
Bed Bath & Beyond, Inc. (b)(e)(g)	15,080	969,041
Best Buy Co., Inc.	1,000	31,890
CarMax, Inc. (b)(g)	12,640	662,336
Foot Locker, Inc.	2,300	129,053
L Brands, Inc.	2,400	153,240
Lowe’s Companies, Inc.	2,900	152,279
PetSmart, Inc.	2,600	186,082
		2,652,255

Technology Hardware, Storage & Peripherals – 0.82%
Apple, Inc. (e)(g)	15,080	1,545,700
Hewlett-Packard Co.	1,300	49,400
Seagate Technology PLC (a)	600	37,548
Western Digital Corp.	300	30,903
		1,663,551

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 61.68% (Continued)

Textiles, Apparel & Luxury Goods – 0.19%
Coach, Inc. (g)	10,470	$385,610

Thrifts & Mortgage Finance – 0.38%
Federal Home Loan Mortgage Corp. (b)	13,808	52,747
Federal National Mortgage Association (b)	13,364	51,986
Ocwen Financial Corp. (b)	24,010	670,839
		775,572

Tobacco – 0.01%
Reynolds American, Inc.	300	17,541

Transportation Infrastructure – 0.51%
SATS Ltd. (a)	428,163	1,038,656

Wireless Telecommunication Services – 0.17%
Tim Participacoes SA – ADR	7,094	198,490
T-Mobile US, Inc. (b)	4,581	137,797
		336,287
TOTAL COMMON STOCKS (Cost $115,001,599)		125,639,718

PREFERRED STOCKS – 0.25%

Banks – 0.25%
GMAC Capital Trust I	18,901	508,059
TOTAL PREFERRED STOCKS (Cost $516,686)		508,059

	Principal
	Amount

CORPORATE BONDS – 4.90%

Automobiles – 0.16%
General Motors Co.
6.250%, 10/02/2043	$269,000	316,747

Chemicals – 0.49%
Hexion US Finance Corp.
8.875%, 02/01/2018	449,000	466,960
9.000%, 11/15/2020	523,000	532,153
		999,113

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 4.90% (Continued)

Communications Equipment – 0.16%
Avaya, Inc.
10.500%, 03/01/2021 (h)	$363,000	$334,867

Distributors – 0.30%
HD Supply, Inc.
11.500%, 07/15/2020	518,000	610,592

Diversified Consumer Services – 0.15%
Board of Trustees of The Leland Stanford Junior University
4.249%, 05/01/2054	65,000	69,515
Massachusetts Institute of Technology
4.678%, 07/01/2114	209,000	231,714
		301,229

Diversified Telecommunication Services – 0.16%
Telecom Italia SpA
5.303%, 05/30/2024 (a)(h)	328,000	334,970

Energy Equipment & Services – 0.20%
Hercules Offshore, Inc.
10.250%, 04/01/2019 (h)	373,000	406,570

Health Care Providers & Services – 0.75%
Gentiva Health Services, Inc.
11.500%, 09/01/2018	653,000	701,159
InVentiv Health, Inc.
10.000%, 08/15/2018 (h)	534,000	512,640
11.000%, 08/15/2018 (h)	71,000	59,285
11.000%, 08/15/2018 (h)	315,000	263,025
		1,536,109

Hotels, Restaurants & Leisure – 0.09%
Caesars Entertainment Operating Co., Inc.
5.750%, 10/01/2017 (i)	518,000	186,480

Independent Power Producers and Energy Traders – 0.12%
Calpine Corp.
5.750%, 01/15/2025	231,000	233,599

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 4.90% (Continued)

Media – 0.07%
Ono Finance II PLC
10.875%, 07/15/2019 (a)(h)	$41,000	$44,534
Visant Corp.
10.000%, 10/01/2017	117,000	109,103
		153,637

Oil, Gas & Consumable Fuels – 0.60%
Access Midstream Partners LP
4.875%, 05/15/2023	366,000	387,045
Midcontinent Express Pipeline LLC
6.700%, 09/15/2019 (h)	350,000	398,125
Whiting Petroleum Corp.
5.000%, 03/15/2019	161,000	170,660
Williams Companies, Inc.
7.750%, 06/15/2031	208,000	251,962
		1,207,792

Semiconductors & Semiconductor Equipment – 0.23%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	435,000	460,012

Software – 0.47%
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018	931,000	963,585

Specialty Retail – 0.41%
Chinos Intermediate Holdings A, Inc.
7.750%, 05/01/2019 (h)	843,000	826,140

Technology Hardware, Storage & Peripherals – 0.09%
Hewlett-Packard Co.
6.000%, 09/15/2041	152,000	180,802

Utilities – 0.04%
Energy Future Intermediate Holding Co. LLC
0.000%, 12/01/2020 (f)	1,050,000	82,687

Wireless Telecommunication Services – 0.41%
Altice Finco SA
8.125%, 01/15/2024 (a)(h)	308,000	336,490

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Principal
	Amount	Value

CORPORATE BONDS – 4.90% (Continued)

Wireless Telecommunication Services – 0.41% (Continued)
Intelsat Luxembourg SA
8.125%, 06/01/2023 (a)	$305,000	$331,688
Wind Acquisition Finance SA
4.750%, 07/15/2020 (a)(h)	168,000	168,840
		837,018
TOTAL CORPORATE BONDS (Cost $10,079,632)		9,971,949

MUNICIPAL BONDS – 1.73%

Alabama – 0.01%
Alabaster Board of Education
4.000%, 09/01/2044	30,000	30,000
Arizona – 0.32%
La Paz County Industrial Development Authority
7.000%, 03/01/2034	660,000	648,094

California – 0.23%
Bay Area Toll Authority
5.000%, 04/01/2054	240,000	266,592
Clovis Unified School District
3.500%, 08/01/2034	15,000	14,978
Norco Community Redevelopment Agency Successor Agency
3.250%, 03/01/2028	130,000	129,437
Palm Springs Financing Authority
3.625%, 11/01/2033	25,000	25,243
San Juan Unified School District
3.000%, 08/01/2027	30,000	30,328
		466,578

Colorado – 0.02%
Colorado Educational & Cultural Facilities Authority
4.000%, 11/15/2037	10,000	9,880
4.125%, 11/15/2044	30,000	29,870
		39,750

Connecticut – 0.02%
Greater New Haven Water Pollution Control Authority
4.000%, 08/15/2035	30,000	30,743

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Principal
	Amount	Value

MUNICIPAL BONDS – 1.73% (Continued)

Florida – 0.05%
St. Johns River Power Park
3.500%, 10/01/2031	$70,000	$70,355
3.625%, 10/01/2032	30,000	30,297
		100,652

Idaho – 0.02%
University of Idaho
5.250%, 04/01/2039	30,000	34,043

Illinois – 0.09%
Chicago Midway International Airport
5.000%, 01/01/2041	60,000	63,955
City of Chicago, IL
5.250%, 01/01/2033	60,000	63,674
Knox & Warren Counties Community Unit School District No. 205
4.250%, 01/01/2043	40,000	40,645
Village of Bedford Park, IL Water System Revenue
4.000%, 12/01/2034	15,000	14,593
		182,867

Kansas – 0.12%
Butler County Unified School District No. 375
3.250%, 09/01/2029	10,000	10,049
3.375%, 09/01/2030	10,000	10,073
3.500%, 09/01/2031	25,000	25,226
Seward County Unified School District No. 480 Liberal
3.375%, 09/01/2029	30,000	30,136
4.250%, 09/01/2039	130,000	134,999
Wyandotte County-Kansas City Unified
Government Utility System Revenue
5.000%, 09/01/2044	30,000	33,312
		243,795

Louisiana – 0.01%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.750%, 09/01/2039	30,000	29,903
The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Principal
	Amount	Value

MUNICIPAL BONDS – 1.73% (Continued)

Maryland – 0.01%
County of Baltimore, MD
3.000%, 02/01/2027	$20,000	$20,630

Michigan – 0.03%
City of Calhoun, MI
3.625%, 04/01/2036	30,000	29,977
3.750%, 04/01/2039	35,000	34,999
		64,976

Missouri – 0.03%
Health & Educational Facilities Authority of the State of Missouri
4.072%, 10/15/2044	65,000	67,670

Nebraska – 0.06%
City of Fremont, NE
3.750%, 07/15/2034	115,000	116,253

New Jersey – 0.01%
New Jersey Educational Facilities Authority
3.500%, 09/01/2027	25,000	25,274

New York – 0.01%
New York City Transitional Finance
Authority Future Tax Secured Revenue
4.000%, 08/01/2039	15,000	15,649

Ohio – 0.47%
Bethel Local School District
4.000%, 11/01/2051	70,000	69,997
Brunswick City School District
3.500%, 12/01/2028	40,000	39,909
3.500%, 12/01/2029	25,000	24,737
3.750%, 12/01/2031	40,000	39,948
Buckeye Tobacco Settlement Financing Authority
5.125%, 06/01/2024	155,000	131,383
City of Westlake, OH
4.000%, 12/01/2037	40,000	40,842
4.000%, 12/01/2041	40,000	40,570
4.125%, 12/01/2044	65,000	66,498
Cloverleaf Local School District
3.500%, 03/01/2032	80,000	79,482

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Principal
	Amount	Value

MUNICIPAL BONDS – 1.73% (Continued)

Ohio – 0.47% (Continued)
County of Cuyahoga, OH
3.625%, 12/01/2035	$100,000	$98,033
County of Franklin, OH
3.750%, 06/01/2033	70,000	72,999
Groveport-Madison Local School District
4.000%, 10/01/2052	105,000	104,387
Lebanon City School District
4.250%, 12/01/2050	30,000	30,459
Liberty Center School District
4.000%, 11/01/2044	15,000	15,120
4.125%, 11/01/2051	80,000	80,317
Ohio Air Quality Development Authority
3.625%, 12/01/2033 (c)	30,000	30,458
		965,139

Pennsylvania – 0.04%
Beaver County Industrial Development Authority
3.500%, 04/01/2041 (c)	65,000	65,166
Bethlehem Authority
3.625%, 11/15/2029	10,000	9,994
		75,160

Puerto Rico – 0.01%
Puerto Rico Highways & Transportation Authority
5.550%, 07/01/2018	15,000	11,415
5.850%, 07/01/2025	25,000	16,335
		27,750

Texas – 0.14%
Arlington Higher Education Finance Corp.
4.000%, 08/15/2039	50,000	50,614
4.000%, 08/15/2042	5,000	5,045
City of Frisco, TX
3.500%, 02/15/2034	45,000	44,623
3.500%, 02/15/2034	30,000	29,749
Coppell Independent School District
3.750%, 08/15/2044	65,000	65,491
Klein Independent School District
4.000%, 02/01/2044	85,000	89,075
		284,597

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Principal
	Amount	Value

MUNICIPAL BONDS – 1.73% (Continued)

Utah – 0.03%
Utah State Charter School Finance Authority
4.250%, 10/15/2046	$50,000	$50,988
TOTAL MUNICIPAL BONDS (Cost $3,424,462)		3,520,511

BANK LOANS – 0.88%
Internet Brands
8.500%, 06/27/2022	561,000	554,220
Travelport, LLC
6.250%, 06/26/2019	779,508	793,150
Wyle Services Corp.
5.000%, 05/21/2021	447,065	448,742
TOTAL BANK LOANS (Cost $1,773,443)		1,796,112

	Shares

INVESTMENT COMPANIES – 0.38%
Blackrock MuniAssets Fund, Inc.	1,313	17,410
Eaton Vance Municipal Income Term Trust	964	16,706
Nuveen Dividend Advantage Municipal Fund 3	28,061	398,186
Nuveen Dividend Advantage Municipal Income Fund	23,140	338,307
TOTAL INVESTMENT COMPANIES (Cost $699,223)		770,609

	Contracts

PURCHASED OPTIONS – 0.82%

Call Options – 0.57%
AstraZeneca PLC
Expiration: September 2014, Exercise Price $80.00	15	2,145
Berkshire Hathaway, Inc.
Expiration: January 2015, Exercise Price $75.00	61	380,335
Capital One Financial Corp.
Expiration: September 2014, Exercise Price $85.00	125	1,875
Chicago Board Options Exchange Volatility Index
Expiration: September 2014, Exercise Price $40.00 (d)	100	250
Dow Chemical Co.
Expiration: September 2014, Exercise Price $55.00	15	435
EI Du Pont de Nemours & Co.
Expiration: October 2014, Exercise Price $65.00	60	11,100
Ford Motor Co.
Expiration: September 2014, Exercise Price $18.00	268	1,608

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Contracts	Value

PURCHASED OPTIONS – 0.82% (Continued)

Call Options – 0.57% (Continued)
General Motors Co.
Expiration: January 2015, Exercise Price $20.00	198	$293,040
Norfolk Southern Corp.
Expiration: September 2014, Exercise Price $110.00	145	4,350
Rio Tinto PLC
Expiration: September 2014, Exercise Price $60.00	88	440
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $193.00 (d)	10	9,929
Expiration: January 2015, Exercise Price $186.00	63	102,186
Expiration: January 2015, Exercise Price $205.00	1,041	346,653
United Parcel Service, Inc.
Expiration: January 2015, Exercise Price $60.00	2	7,500
Vale SA
Expiration: September 2014, Exercise Price $15.00	65	195
Xilinx, Inc.
Expiration: September 2014, Exercise Price $44.00	153	1,989
		1,164,030
Put Options – 0.25%
Allergan, Inc.
Expiration: October 2014, Exercise Price $140.00	41	3,075
Chipotle Mexican Grill, Inc.
Expiration: January 2015, Exercise Price $540.00	5	3,175
Consumer Discretionary Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $57.00 (d)	30	165
Expiration: September 2014, Exercise Price $62.00 (d)	3	23
Consumer Staples Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $38.00 (d)	50	100
Expiration: September 2014, Exercise Price $41.00 (d)	7	39
CurrencyShares Australian Dollar Trust
Expiration: September 2014, Exercise Price $87.00 (d)	300	750
Expiration: September 2014, Exercise Price $88.00 (d)	13	33
Energy Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $78.00 (d)	14	63
Expiration: September 2014, Exercise Price $85.00 (d)	5	28
Financial Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $18.00 (d)	100	100
Expiration: September 2014, Exercise Price $21.00 (d)	12	24
Health Care Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $51.00 (d)	40	60
Expiration: September 2014, Exercise Price $56.00 (d)	3	9

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Contracts	Value

PURCHASED OPTIONS – 0.82% (Continued)

Put Options – 0.25% (Continued)
Industrial Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $46.00 (d)	40	$100
Expiration: September 2014, Exercise Price $48.00 (d)	5	15
iShares 20+ Year Treasury Bond ETF
Expiration: September 2014, Exercise Price $96.00 (d)	20	10
Expiration: September 2014, Exercise Price $105.00 (d)	5	5
iShares China Large-Cap ETF
Expiration: September 2014, Exercise Price $33.50 (d)	50	75
Expiration: September 2014, Exercise Price $34.50 (d)	25	37
Expiration: January 2015, Exercise Price $35.00 (d)	5	220
iShares MSCI EAFE ETF
Expiration: October 2014, Exercise Price $54.00 (d)	70	350
Expiration: October 2014, Exercise Price $62.00 (d)	70	1,750
iShares MSCI Emerging Markets ETF
Expiration: September 2014, Exercise Price $35.00 (d)	20	10
Expiration: September 2014, Exercise Price $39.50 (d)	10	20
Expiration: October 2014, Exercise Price $36.00 (d)	70	350
Expiration: October 2014, Exercise Price $42.00 (d)	70	1,610
iShares MSCI Germany ETF
Expiration: January 2015, Exercise Price $25.00 (d)	50	1,750
Expiration: January 2015, Exercise Price $29.00 (d)	10	1,350
iShares MSCI Hong Kong ETF
Expiration: September 2014, Exercise Price $17.00 (d)	50	125
Expiration: September 2014, Exercise Price $19.00 (d)	50	125
iShares MSCI South Korea Capped ETF
Expiration: January 2015, Exercise Price $54.00 (d)	20	510
Expiration: January 2015, Exercise Price $59.00 (d)	7	473
iShares Russell 2000 ETF
Expiration: September 2014, Exercise Price $95.00 (d)	40	200
Expiration: September 2014, Exercise Price $103.00 (d)	10	160
Expiration: September 2014, Exercise Price $112.00	229	10,992
Expiration: September 2014, Exercise Price $115.00 (d)	3	483
iShares US Real Estate ETF
Expiration: September 2014, Exercise Price $67.00 (d)	100	700
Japanese Yen Future Option
Expiration: September 2014, Exercise Price $92.00 (d)	1	6
Materials Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $40.00 (d)	40	40
Expiration: September 2014, Exercise Price $45.00 (d)	5	15

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Contracts	Value

PURCHASED OPTIONS – 0.82% (Continued)

Put Options – 0.25% (Continued)
SPDR Barclays High Yield Bond ETF
Expiration: January 2015, Exercise Price $36.00 (d)	30	$750
Expiration: January 2015, Exercise Price $40.00 (d)	10	900
SPDR S&P 500 ETF Trust
Expiration: September 2014, Exercise Price $155.00 (d)	250	375
Expiration: September 2014, Exercise Price $166.00 (d)	250	1,000
Expiration: October 2014, Exercise Price $185.00 (d)	250	14,999
Expiration: December 2014, Exercise Price $163.00 (d)	10	510
Expiration: January 2015, Exercise Price $90.00	899	899
Expiration: January 2015, Exercise Price $130.00	876	8,760
Expiration: January 2015, Exercise Price $165.00	694	56,908
Expiration: January 2015, Exercise Price $186.00	63	18,648
Expiration: January 2015, Exercise Price $192.00	828	342,792
Technology Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $30.00 (d)	40	40
Expiration: September 2014, Exercise Price $36.00 (d)	5	8
Utilities Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $35.00 (d)	40	40
Expiration: September 2014, Exercise Price $39.00 (d)	5	15
Vanguard FTSE Europe ETF
Expiration: September 2014, Exercise Price $55.00 (d)	400	5,999
WisdomTree Japan Hedged Equity Fund
Expiration: January 2015, Exercise Price $44.38 (d)	20	1,030
Whole Foods Market, Inc.
Expiration: January 2015, Exercise Price $45.25	44	31,240
		514,038
TOTAL PURCHASED OPTIONS (Cost $2,392,462)		1,678,068

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Investments (Continued)

August 31, 2014 (Unaudited)

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS – 28.82%

Money Market Funds – 28.82%
Fidelity Institutional Money Market Portfolio, 0.044% (c)(d)(e)	$19,741,160	$19,741,160
First American Prime Obligations Fund, 0.016% (c)(d)(e)	19,541,159	19,541,159
STIT – Liquid Assets Portfolio, 0.056% (c)(d)(e)	19,428,659	19,428,659
TOTAL SHORT-TERM INVESTMENTS (Cost $58,710,978)		58,710,978
Total Investments (Cost $192,598,485) – 99.46%		202,596,004
Assets in Excess of Other Liabilities – 0.54%		1,106,979
TOTAL NET ASSETS – 100.00%		$203,702,983

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is as of August 31, 2014.
(d)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.
(e)
All or a portion of this security is pledged as collateral for securities sold short and derivative instruments including written options, swaps, forwards, and futures with an aggregate fair value of $38,210,122.

(f)	Represents a security in default.
(g)	All or a portion of this security may be subject to call options written.
(h)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $3,685,486, represents 1.81% of net assets.
(i)	This security is deemed to be illiquid. The value of the security, $186,480, represents 0.09% of net assets.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS

Aerospace & Defense
Esterline Technologies Corp.	(3,942)	$(462,121)
TransDigm Group, Inc.	(200)	(37,598)
		(499,719)

Air Freight & Logistics
Expeditors International of Washington, Inc.	(400)	(16,520)
FedEx Corp.	(3,129)	(462,717)
		(479,237)

Auto Components
Johnson Controls, Inc.	(1,500)	(73,215)
Automobiles
Harley Davidson, Inc.	(4,700)	(298,732)
Tesla Motors, Inc.	(100)	(26,970)
		(325,702)

Banks
PNC Financial Services Group, Inc.	(7,200)	(610,200)
SVB Financial Group	(1,600)	(178,112)
Wells Fargo & Co.	(11,900)	(612,136)
		(1,400,448)

Beverages
Monster Beverage Corp.	(1,400)	(123,774)

Building Products
Masco Corp.	(9,700)	(227,659)

Capital Markets
Goldman Sachs Group, Inc.	(400)	(71,644)
Morgan Stanley	(14,500)	(497,495)
TD Ameritrade Holding Corp.	(6,400)	(211,904)
		(781,043)

Chemicals
Dow Chemical Co.	(9,300)	(498,015)
FMC Corp.	(800)	(52,912)
Huntsman Corp.	(4,000)	(107,560)
WR Grace & Co.	(400)	(39,612)
		(698,099)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies
Stericycle, Inc.	(700)	$(83,195)

Construction & Engineering
Fluor Corp.	(1,400)	(103,446)
Jacobs Engineering Group, Inc.	(6,300)	(339,633)
		(443,079)

Construction Materials
Vulcan Materials Co.	(300)	(19,014)

Diversified Financial Services
Moody’s Corp.	(1,200)	(112,284)
NASDAQ OMX Group, Inc.	(4,600)	(199,962)
		(312,246)

Electric Utilities
Southern Co.	(13,700)	(608,280)
Electrical Equipment
Emerson Electric Co.	(5,900)	(377,718)
Rockwell Automation, Inc.	(1,300)	(151,593)
Sensata Technologies Holding NV (a)	(1,200)	(59,004)
SolarCity Corp.	(100)	(6,868)
		(595,183)

Electronic Equipment, Instruments & Components
Trimble Navigation Ltd.	(700)	(23,282)

Energy Equipment & Services
Core Laboratories NV (a)	(200)	(31,598)

Food & Staples Retailing
Costco Wholesale Corp.	(900)	(108,972)
Sprouts Farmers Market, Inc.	(15,235)	(471,371)
United Natural Foods, Inc.	(7,181)	(461,666)
Whole Foods Market, Inc.	(400)	(15,656)
		(1,057,665)

Food Products
General Mills, Inc.	(1,400)	(74,732)
Hershey Co.	(100)	(9,142)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Food Products (Continued)
JM Smucker Co.	(1,300)	$(133,380)
McCormick & Co, Inc.	(4,300)	(299,667)
Mead Johnson Nutrition Co.	(300)	(28,680)
Pilgrim’s Pride Corp.	(3,600)	(107,532)
		(653,133)

Health Care Equipment & Supplies
Hologic, Inc.	(1,100)	(27,357)
IDEXX Laboratories, Inc.	(200)	(24,794)
Intuitive Surgical, Inc.	(1,183)	(556,022)
Varian Medical Systems, Inc.	(600)	(51,012)
		(659,185)

Health Care Providers & Services
Brookdale Senior Living, Inc.	(1,800)	(62,910)
Henry Schein, Inc.	(600)	(71,814)
		(134,724)

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	(13,900)	(351,948)
Las Vegas Sands Corp.	(2,300)	(152,973)
Wynn Resorts Ltd.	(1,200)	(231,456)
		(736,377)

Household Durables
Sekisui House Ltd. (a)	(40,400)	(507,888)
Toll Brothers, Inc.	(3,300)	(117,447)
		(625,335)

Household Products
Church & Dwight, Inc.	(800)	(54,592)
Clorox Co.	(6,600)	(584,760)
Colgate-Palmolive Co.	(1,900)	(122,987)
Energizer Holdings, Inc.	(3,831)	(465,543)
Procter & Gamble Co.	(7,500)	(623,325)
		(1,851,207)

Independent Power Producers and Energy Traders
Calpine Corp.	(17,400)	(413,598)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Industrial Conglomerates
Danaher Corp.	(1,200)	$(91,932)
Roper Industries, Inc.	(600)	(90,336)
		(182,268)

Insurance
Aon PLC (a)	(800)	(69,728)
Marsh & McLennan Companies, Inc.	(2,000)	(106,200)
Torchmark Corp.	(600)	(32,730)
Willis Group Holdings PLC (a)	(2,000)	(83,940)
		(292,598)

Internet & Catalog Retail
Amazon.com, Inc.	(800)	(271,232)
Tripadvisor, Inc.	(200)	(19,818)
		(291,050)

Internet Software & Services
eBay, Inc.	(400)	(22,200)

IT Services
FleetCor Technologies, Inc.	(200)	(28,738)
Visa, Inc.	(1,300)	(276,276)
		(305,014)

Life Sciences Tools & Services
Waters Corp.	(400)	(41,372)

Machinery
Colfax Corp.	(500)	(31,805)
PACCAR, Inc.	(4,400)	(276,364)
Pentair PLC (a)	(3,000)	(204,210)
Stanley Black & Decker, Inc.	(400)	(36,600)
		(548,979)

Media
Charter Communications, Inc.	(1,800)	(282,366)
Liberty Media Corp.	(1,600)	(78,768)
News Corp.	(14,400)	(253,800)
Scripps Networks Interactive, Inc.	(1,400)	(111,594)
Sirius XM Holdings, Inc.	(10,900)	(39,567)
Walt Disney Co.	(7,200)	(647,136)
		(1,413,231)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining
Rio Tinto PLC (a)	(3,100)	$(166,594)

Multi-Utilities
NiSource, Inc.	(3,200)	(126,944)
Wisconsin Energy Corp.	(12,300)	(557,559)
		(684,503)

Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	(1,000)	(33,540)
Cheniere Energy, Inc.	(700)	(56,182)
Cobalt International Energy, Inc.	(1,300)	(19,955)
CONSOL Energy, Inc.	(900)	(36,252)
EQT Corp.	(3,100)	(307,086)
ONEOK, Inc.	(500)	(35,100)
Range Resources Corp.	(3,300)	(259,347)
Southwestern Energy Co.	(7,200)	(296,496)
Spectra Energy Corp.	(8,100)	(337,446)
		(1,381,404)

Pharmaceuticals
Salix Pharmaceuticals, Inc.	(200)	(31,822)

Professional Services
IHS, Inc.	(1,300)	(185,211)
Verisk Analytics, Inc.	(500)	(32,095)
		(217,306)

Real Estate Management & Development
CBRE Group, Inc.	(9,500)	(301,910)
Jones Lang LaSalle, Inc.	(1,100)	(146,971)
		(448,881)

Road & Rail
Hertz Global Holdings, Inc.	(800)	(23,640)

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.	(3,400)	(279,106)
Cree, Inc.	(300)	(13,668)
Linear Technology Corp.	(2,100)	(94,731)
SunEdison, Inc.	(300)	(6,609)
		(394,114)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Software
Adobe Systems, Inc.	(600)	$(43,140)
Concur Technologies, Inc.	(200)	(20,076)
NetSuite, Inc.	(1,300)	(113,932)
Nuance Communications, Inc.	(1,500)	(25,515)
Red Hat, Inc.	(200)	(12,184)
Workday, Inc.	(1,900)	(173,033)
		(387,880)

Specialty Retail
Bed Bath & Beyond, Inc.	(4,400)	(282,744)
CarMax, Inc.	(500)	(26,200)
O’Reilly Automotive, Inc.	(1,700)	(265,166)
Ross Stores, Inc.	(900)	(67,878)
Tractor Supply Co.	(800)	(53,560)
Urban Outfitters, Inc.	(5,400)	(214,866)
		(910,414)

Technology Hardware, Storage & Peripherals
NCR Corp.	(100)	(3,416)
Stratasys Ltd. (a)	(200)	(23,992)
		(27,408)

Textiles, Apparel & Luxury Goods
PVH Corp.	(2,200)	(256,828)
Under Armour, Inc.	(2,100)	(143,556)
		(400,384)

Trading Companies & Distributors
Fastenal Co.	(6,400)	(289,792)
MSC Industrial Direct Co., Inc.	(5,800)	(522,812)
Sumitomo Corp. (a)	(39,900)	(515,024)
United Rentals, Inc.	(2,500)	(294,125)
WW Grainger, Inc.	(700)	(172,340)
		(1,794,093)

Water Utilities
American Water Works Co., Inc.	(900)	(45,549)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Securities Sold Short (Continued)

August 31, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS (Continued)

Wireless Telecommunication Services
SBA Communications Corp.	(1,000)	$(110,290)
Sprint Corp.	(500)	(2,805)
		(113,095)
TOTAL COMMON STOCKS (Proceeds $22,169,819)		(22,979,796)

EXCHANGE-TRADED FUNDS
Consumer Discretionary Select Sector SPDR Fund	(2,600)	(178,932)
Consumer Staples Select Sector SPDR Fund	(10,200)	(460,326)
Energy Select Sector SPDR Fund	(3,700)	(365,338)
Financial Select Sector SPDR Fund	(11,700)	(273,312)
Health Care Select Sector SPDR Fund	(2,500)	(159,650)
Industrial Select Sector SPDR Fund	(5,100)	(275,502)
iShares US Real Estate ETF	(8,421)	(624,838)
Materials Select Sector SPDR Fund	(3,900)	(197,067)
Nomura ETF (a)	(3,411)	(513,723)
SPDR S&P 500 ETF Trust	(29,336)	(5,888,029)
SPDR S&P MidCap 400 ETF Trust	(12,527)	(3,278,817)
Technology Select Sector SPDR Fund	(2,200)	(88,616)
Utilities Select Sector SPDR Fund	(10,400)	(450,112)
Vanguard Energy ETF	(13,213)	(1,879,813)
Vanguard FTSE Europe ETF	(33,494)	(1,935,283)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $16,002,359)		(16,569,358)

	Principal
	Amount

US GOVERNMENT NOTES/BONDS

United States Treasury Bonds
3.375%, 05/15/2044	$(869,000)	(919,171)
3.125%, 08/15/2044	(161,000)	(162,333)

United States Treasury Notes
1.625%, 07/31/2019	(1,447,000)	(1,447,282)
2.500%, 05/15/2024	(136,000)	(137,955)
2.375%, 08/15/2024	(916,000)	(918,505)
TOTAL US GOVERNMENT NOTES/BONDS (Proceeds $3,551,533)		(3,585,246)
TOTAL SECURITIES SOLD SHORT (Proceeds $41,723,711)		$(43,134,400)

(a)	Foreign issued security.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written

August 31, 2014 (Unaudited)

	Contracts	Value

CALL OPTIONS
Abbott Laboratories
Expiration: January 2015, Exercise Price $42.00	(29)	$(4,756)
Accenture PLC
Expiration: January 2015, Exercise Price $87.50	(45)	(3,825)
American Express Co.
Expiration: January 2015, Exercise Price $97.50	(29)	(2,958)
American International Group, Inc.
Expiration: January 2015, Exercise Price $60.00	(91)	(7,917)
Apple, Inc.
Expiration: January 2015, Exercise Price $625.00	(22)	(32,010)
Expiration: January 2015, Exercise Price $665.00	(22)	(22,528)
Bank of New York Mellon Corp.
Expiration: January 2015, Exercise Price $40.00	(108)	(14,040)
Bed Bath & Beyond, Inc.
Expiration: January 2015, Exercise Price $75.00	(63)	(3,780)
Berkshire Hathaway, Inc.
Expiration: January 2015, Exercise Price $125.00	(86)	(116,100)
CarMax, Inc.
Expiration: January 2015, Exercise Price $50.00	(55)	(26,400)
Chipotle Mexican Grill, Inc.
Expiration: January 2015, Exercise Price $580.00	(2)	(22,160)
Coach, Inc.
Expiration: January 2015, Exercise Price $62.50	(49)	(122)
Coca-Cola Co.
Expiration: January 2015, Exercise Price $45.00	(49)	(1,029)
Corning, Inc.
Expiration: January 2015, Exercise Price $22.00	(147)	(8,379)
CVS Caremark Corp.
Expiration: January 2015, Exercise Price $75.00	(57)	(32,775)
DIRECTV
Expiration: January 2015, Exercise Price $77.50	(52)	(53,300)
Expeditors International of Washington, Inc.
Expiration: January 2015, Exercise Price $47.50	(54)	(1,620)
Google, Inc.
Expiration: January 2015, Exercise Price $1,230.00	(2)	(5,560)
Kohl’s Corp.
Expiration: January 2015, Exercise Price $62.50	(84)	(10,500)
Sinclair Broadcast Group, Inc.
Expiration: December 2014, Exercise Price $40.00	(123)	(1,845)
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $187.00 (a)	(5)	(7,473)
Expiration: January 2015, Exercise Price $192.00	(694)	(792,548)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2014 (Unaudited)

	Contracts	Value

CALL OPTIONS (Continued)
Target Corp.
Expiration: January 2015, Exercise Price $67.50	(62)	$(1,984)
United Parcel Service, Inc.
Expiration: January 2015, Exercise Price $110.00	(13)	(351)
Walgreen Co.
Expiration: January 2015, Exercise Price $65.00	(84)	(12,264)
Walt Disney Co.
Expiration: January 2015, Exercise Price $85.00	(23)	(15,410)
Wells Fargo & Co.
Expiration: January 2015, Exercise Price $50.00	(72)	(18,576)
Whole Foods Market, Inc.
Expiration: January 2015, Exercise Price $60.00	(44)	(704)
		(1,220,914)

PUT OPTIONS
Accenture PLC
Expiration: January 2015, Exercise Price $72.50	(45)	(5,625)
American Express Co.
Expiration: January 2015, Exercise Price $80.00	(29)	(3,132)
American International Group, Inc.
Expiration: January 2015, Exercise Price $45.00	(91)	(2,457)
Bank of America Corp.
Expiration: January 2015, Exercise Price $15.00	(209)	(9,614)
Bank of New York Mellon Corp.
Expiration: January 2015, Exercise Price $30.00	(108)	(2,160)
Bed Bath & Beyond, Inc.
Expiration: January 2015, Exercise Price $60.00	(63)	(11,592)
Berkshire Hathaway, Inc.
Expiration: January 2015, Exercise Price $105.00	(86)	(2,494)
Boeing Co.
Expiration: January 2015, Exercise Price $135.00	(31)	(33,790)
CarMax, Inc.
Expiration: January 2015, Exercise Price $40.00	(55)	(2,200)
Chipotle Mexican Grill, Inc.
Expiration: January 2015, Exercise Price $490.00	(5)	(1,563)
Coach, Inc.
Expiration: January 2015, Exercise Price $45.00	(51)	(46,410)
Consumer Discretionary Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $60.00 (a)	(10)	(30)
Consumer Staples Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $40.00 (a)	(20)	(100)
Corning, Inc.
Expiration: January 2015, Exercise Price $15.00	(147)	(1,323)
The accompanying notes are an integral part of these consolidated financial statements.

 AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2014 (Unaudited)

	Contracts	Value

PUT OPTIONS (Continued)
CVS Caremark Corp.
Expiration: January 2015, Exercise Price $62.50	(57)	$(1,254)
DIRECTV
Expiration: January 2015, Exercise Price $62.50	(52)	(1,820)
Expiration: January 2016, Exercise Price $82.50	(26)	(14,300)
Energy Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $83.00 (a)	(7)	(21)
Expeditors International of Washington, Inc.
Expiration: January 2015, Exercise Price $37.50	(54)	(4,050)
Financial Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $20.00 (a)	(30)	(45)
General Motors Co.
Expiration: January 2015, Exercise Price $35.00	(118)	(26,550)
Google, Inc.
Expiration: January 2015, Exercise Price $1,010.00	(2)	(2,680)
Health Care Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $54.00 (a)	(16)	(32)
Hertz Global Holdings, Inc.
Expiration: January 2015, Exercise Price $22.00	(198)	(6,930)
Industrial Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $49.00 (a)	(20)	(160)
iShares 20+ Year Treasury Bond ETF
Expiration: September 2014, Exercise Price $100.00 (a)	(10)	(10)
iShares MSCI EAFE ETF
Expiration: October 2014, Exercise Price $58.00 (a)	(70)	(630)
iShares MSCI Emerging Markets ETF
Expiration: September 2014, Exercise Price $38.00 (a)	(10)	(15)
Expiration: October 2014, Exercise Price $39.00 (a)	(70)	(490)
iShares MSCI Germany ETF
Expiration: January 2015, Exercise Price $28.00 (a)	(25)	(2,375)
iShares MSCI Hong Kong ETF
Expiration: September 2014, Exercise Price $16.00 (a)	(50)	(125)
iShares MSCI South Korea Capped ETF
Expiration: January 2015, Exercise Price $58.00 (a)	(10)	(560)
iShares Russell 2000 ETF
Expiration: September 2014, Exercise Price $105.00 (a)	(20)	(410)
Expiration: September 2014, Exercise Price $108.00 (a)	(5)	(185)
Expiration: September 2014, Exercise Price $115.00	(76)	(7,828)
iShares US Real Estate ETF
Expiration: September 2014, Exercise Price $64.00 (a)	(100)	(200)
JPMorgan Chase & Co.
Expiration: January 2015, Exercise Price $52.50	(73)	(5,840)

The accompanying notes are an integral part of these consolidated financial statements.

 AURORA HORIZONS FUND

Consolidated Schedule of Options Written (Continued)

August 31, 2014 (Unaudited)

	Contracts	Value

PUT OPTIONS (Continued)
Kohl’s Corp.
Expiration: January 2015, Exercise Price $45.00	(84)	$(2,520)
Materials Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $43.00 (a)	(20)	(30)
Microsoft Corp.
Expiration: January 2015, Exercise Price $37.00	(122)	(3,050)
National Oilwell Varco, Inc.
Expiration: January 2015, Exercise Price $72.50	(15)	(720)
Sirius XM Holdings, Inc.
Expiration: January 2015, Exercise Price $3.50	(1,711)	(25,665)
SPDR Barclays High Yield Bond ETF
Expiration: January 2015, Exercise Price $39.00 (a)	(15)	(900)
SPDR S&P 500 ETF Trust
Expiration: January 2015, Exercise Price $146.00	(985)	(28,565)
Expiration: October 2014, Exercise Price $170.00 (a)	(250)	(4,250)
Sprint Corp.
Expiration: January 2016, Exercise Price $5.00	(117)	(10,764)
Target Corp.
Expiration: January 2015, Exercise Price $55.00	(62)	(5,332)
Technology Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $33.00 (a)	(15)	(15)
Time Warner, Inc.
Expiration: January 2016, Exercise Price $72.50	(16)	(9,320)
USG Corp.
Expiration: January 2015, Exercise Price $27.00	(49)	(6,370)
Utilities Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $37.00 (a)	(15)	(22)
Walgreen Co.
Expiration: January 2015, Exercise Price $52.50	(84)	(6,384)
Wal-Mart Stores, Inc.
Expiration: January 2015, Exercise Price $70.00	(54)	(3,672)
Wells Fargo & Co.
Expiration: January 2015, Exercise Price $40.00	(72)	(1,224)
Whole Foods Market, Inc.
Expiration: January 2015, Exercise Price $37.50	(44)	(8,536)
WisdomTree Japan Hedged Equity Fund
Expiration: January 2015, Exercise Price $49.38 (a)	(10)	(1,930)
		(318,269)
TOTAL OPTIONS WRITTEN (Premiums Received $1,725,207)		$(1,539,183)

(a)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Futures Contracts

August 31, 2014 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
10 Year Commonwealth Treasury
Bond Future Contract (a)	15	$1,722,890	Sep-14	$46,058
90 Day Euro Future (a)	159	157,417,952	Dec-15	(1,779)
90 Day Euro Future (a)	3	2,962,800	Mar-16	(6)
Coffee “C” Future (a)	5	377,250	Dec-14	22,580
Electrolytic Copper Future (a)	2	349,025	Dec-14	(5,067)
E-Mini DJIA Future (a)	13	1,110,525	Sep-14	18,621
E-mini S&P 500 Future (a)	11	1,100,770	Sep-14	19,800
Euro – Bund Future (a)	16	3,185,872	Sep-14	70,663
Euro STOXX 50 Future (a)	13	540,628	Sep-14	(11,051)
FTSE 100 Index Future (a)	2	225,828	Sep-14	238
Hang Seng Index Future (a)	8	1,273,953	Sep-14	(21,612)
NASDAQ 100 E-Mini Future (a)	10	816,400	Sep-14	28,871
Primary Aluminum Future (a)	4	210,325	Dec-14	3,691
Primary Aluminum Future (a)	2	104,075	Sep-14	5,095
Russell 2000 Mini Index Future (a)	3	352,020	Sep-14	8,285
SGX Japanese Government
Bond Future (a)	19	2,669,989	Sep-14	20,901
SGX Nikkei 225 Future (a)	9	666,707	Sep-14	637
Three Month Euro Euribor
Interest Rate Future (a)	81	26,567,715	Dec-15	29,592
Three Month Sterling
Interest Rate Future (a)	59	12,066,590	Dec-15	19,823
Tokyo Price Index Future (a)	7	858,475	Sep-14	8,054
U.S. Treasury Long
Bond Futures (a)	23	3,222,156	Dec-14	24,094
TOTAL FUTURES
CONTRACTS PURCHASED		$217,801,945		$287,488

Brent Crude Future (a)	(11)	$(1,135,090)	Oct-14	$7,734
CAC 40 10 Euro Future (a)	(6)	(345,308)	Sep-14	(13,067)
CBT Wheat Future (a)	(7)	(197,225)	Dec-14	11,006
CME Ultra Long Term
U.S. Treasury Bond Future	(3)	(466,500)	Dec-14	(5,468)
Corn Future – No. 2 Yellow (a)	(13)	(237,087)	Dec-14	15,565
Cotton Future – No. 2 (a)	(1)	(33,285)	Dec-14	77
E-mini S&P 500 Future	(56)	(5,603,920)	Sep-14	(210,046)
Gasoline Future (a)	(2)	(220,324)	Oct-14	(1,352)
German Stock Index Future (a)	(2)	(620,220)	Sep-14	(18,102)
Natural Gas Future (a)	(4)	(162,600)	Oct-14	(5,739)
Soybean Meal Future (a)	(2)	(70,140)	Dec-14	(45)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Futures Contracts

August 31, 2014 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
Soybean Oil Futures (a)	(2)	$(38,568)	Dec-14	$871
Tokyo Price Index Future	(3)	(367,918)	Sep-14	(11,182)
U.S. Treasury Long Bond Future	(2)	(280,187)	Dec-14	(2,004)
Wheat Future (a)	(1)	(32,138)	Dec-14	260
WTI Crude Future (a)	(3)	(287,880)	Oct-14	(4,197)
TOTAL FUTURES
CONTRACTS SOLD		$(10,098,390)		$(235,689)
TOTAL NET
FUTURE CONTRACTS		$207,703,555		$51,799

(a)	Contract held by Aurora Horizons Fund CFC Ltd.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Forward Currency Contracts

August 31, 2014 (Unaudited)
Purchase Contracts:

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Aug. 31,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2014	Delivered	Date	(Depreciation)
Morgan Stanley
& Co., Inc. (a)	3,273,030	9/19/14	AUD	3,052,377	USD	3,055,425	$(3,048)
Morgan Stanley
& Co., Inc. (a)	2,761,613	9/19/14	CAD	2,538,660	USD	2,555,960	(17,300)
U.S. Bank	55,000	9/17/14	CHF	59,918	USD	60,550	(632)
Morgan Stanley
& Co., Inc. (a)	1,833,753	9/19/14	CHF	1,997,759	USD	2,034,142	(36,383)
U.S. Bank	50,000	9/17/14	EUR	65,705	USD	66,786	(1,081)
Morgan Stanley
& Co., Inc. (a)	1,658,775	9/19/14	EUR	2,179,810	USD	2,229,624	(49,814)
U.S. Bank	140,000	9/17/14	GBP	232,386	USD	235,724	(3,338)
Morgan Stanley
& Co., Inc. (a)	3,311,401	9/19/14	GBP	5,496,522	USD	5,569,508	(72,986)
Morgan Stanley
& Co., Inc. (a)	456,078,700	9/19/14	JPY	4,384,153	USD	4,478,291	(94,138)
Morgan Stanley
& Co., Inc. (a)	26,547,360	9/19/14	MXN	2,027,265	USD	2,028,562	(1,297)
Morgan Stanley
& Co., Inc. (a)	2,198,377	9/19/14	NZD	1,835,120	USD	1,887,795	(52,675)
U.S. Bank	400,000	9/17/14	SEK	57,227	USD	58,698	(1,471)
TOTAL PURCHASE CONTRACTS							$(334,163)

Sale Contracts:

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Aug. 31,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2014	Delivered	Date	(Depreciation)
U.S. Bank	487,574	9/5/14	USD	(455,147)	AUD	(448,617)	$(6,530)
Morgan Stanley
& Co., Inc. (a)	1,200,078	9/19/14	USD	(1,119,174)	AUD	(1,118,502)	(672)
Morgan Stanley
& Co., Inc. (a)	3,588,810	9/19/14	USD	(3,299,075)	CAD	(3,288,647)	(10,428)
U.S. Bank	863,654	9/5/14	USD	(940,769)	CHF	(963,792)	23,023
U.S. Bank	345,000	9/17/14	USD	(375,848)	CHF	(383,904)	8,056
Morgan Stanley
& Co., Inc. (a)	3,123,360	9/19/14	USD	(3,402,704)	CHF	(3,474,914)	72,210
U.S. Bank	3,792,000	9/17/14	USD	(668,993)	DKK	(688,413)	19,420
U.S. Bank	1,373,744	9/5/14	USD	(1,805,112)	EUR	(1,871,452)	66,340

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Open Forward Currency Contracts (Continued)

August 31, 2014 (Unaudited)
Sale Contracts: (Continued)

				U.S. $		U.S. $
		Forward	Currency	Value at	Currency	Value on	Unrealized
Counterparty	Notional	Expiration	to be	Aug. 31,	to be	Origination	Appreciation
of contract	Amount	Date	Received	2014	Delivered	Date	(Depreciation)
U.S. Bank	2,085,500	9/17/14	USD	(2,740,544)	EUR	(2,822,887)	$82,343
Morgan Stanley
& Co., Inc. (a)	4,773,831	9/19/14	USD	(6,273,332)	EUR	(6,439,937)	166,605
U.S. Bank	447,500	9/17/14	USD	(742,807)	GBP	(751,822)	9,015
Morgan Stanley
& Co., Inc. (a)	1,660,480	9/19/14	USD	(2,756,194)	GBP	(2,805,844)	49,650
U.S. Bank	508,055	10/23/14	USD	(843,065)	GBP	(866,061)	22,996
U.S. Bank	19,374,000	9/17/14	USD	(186,233)	JPY	(190,192)	3,959
Morgan Stanley
& Co., Inc. (a)	630,429,200	9/19/14	USD	(6,060,135)	JPY	(6,140,662)	80,527
Morgan Stanley
& Co., Inc. (a)	11,615,870	9/19/14	USD	(887,035)	MXN	(887,211)	176
U.S. Bank	1,845,561	9/5/14	USD	(297,699)	NOK	(306,526)	8,827
Morgan Stanley
& Co., Inc. (a)	2,593,449	9/19/14	USD	(2,164,911)	NZD	(2,181,272)	16,361
U.S. Bank	5,550,000	9/17/14	USD	(794,031)	SEK	(829,126)	35,095
TOTAL SALES CONTRACTS							$646,973
TOTAL NET FORWARD CONTRACTS							$312,810

(a)	Contract held by Aurora Horizons Fund CFC Ltd.

Abbreviations:
AUD =	Australian Dollar
CAD =	Canadian Dollar
CHF =	Swiss Franc
DKK =	Danish Krone
EUR =	Euro
GBP =	British Pound
JPY =	Japanese Yen
MXN =	Mexican Peso
NOK =	Norwegian Krone
NZD =	New Zealand Dollar
SEK =	Swedish Krona

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Total Return Swaps

August 31, 2014 (Unaudited)

	Pay/
	Receive
	Total
	Return
	Payments			Number
	on			of	Unrealized
	Reference	Financing	Notional	Shares/	Appreciation
Reference Entity (a)(b)	Entity	Rate	Amount	Units	(Depreciation)
8x8, Inc.	Receive	0.260%	$(88,578)	(11,400)	$3,534
Abiomed, Inc.	Receive	1.000%	(130,250)	(5,000)	(4,550)
Accelerate Diagnostics, Inc.	Receive	5.000%	(101,250)	(5,000)	0
Accretive Health, Inc.	Receive	1.201%	(111,780)	(13,800)	(4,090)
Amira Nature Foods Ltd.	Receive	27.800%	(120,540)	(7,000)	(24,710)
Angie’s List, Inc.	Receive	2.001%	(61,360)	(8,000)	34,110
Ani Pharmaceuticals, Inc.	Receive	14.000%	(117,320)	(4,000)	6,278
Aozora Bank NPV	Pay	0.591%	163,775	48,000	21,901
Arctic Cat, Inc.	Receive	0.260%	(111,060)	(3,000)	649
Astrazeneca PLC	Pay	0.901%	207,743	2,740	7,477
AT&T, Inc.	Receive	0.190%	(161,795)	(4,628)	2,365
Auxilium
Pharmaceuticals, Inc.	Receive	1.201%	(111,600)	(6,000)	8,605
Banca Monte dei
Paschi di Siena SpA	Pay	0.489%	218,951	146,428	(77,774)
Beacon Roofing Supply, Inc.	Receive	0.260%	(114,080)	(4,000)	13,931
BioCryst
Pharmaceuticals, Inc.	Receive	1.000%	(141,750)	(10,500)	(6,390)
BioDelivery Sciences
International, Inc.	Receive	0.750%	(168,000)	(10,500)	(34,425)
Bio-Reference
Laboratories, Inc.	Receive	2.667%	(87,150)	(3,000)	3,882
Boulder Brands, Inc.	Receive	0.260%	(134,600)	(10,000)	4,097
CARBO Ceramics, Inc.	Receive	0.550%	(107,590)	(1,000)	(1,584)
Cepheid, Inc.	Receive	0.260%	(122,091)	(3,050)	24,125
Comcast Corp. – Class A	Receive	0.193%	(478,997)	(8,752)	(6,322)
Constant Contact, Inc.	Receive	0.260%	(162,084)	(5,200)	4,888
DIRECTV	Pay	0.505%	307,070	3,552	1,583
Ebix, Inc.	Receive	7.550%	(92,640)	(6,000)	(6,780)
Encore Wire Corp.	Receive	0.260%	(80,697)	(1,901)	12,528
Exact Sciences Corp.	Receive	6.400%	(110,505)	(5,300)	(20,246)
HCI Group, Inc.	Receive	0.260%	(84,220)	(2,000)	(1,720)
iRobot Corp.	Receive	17.300%	(97,290)	(3,000)	25,560
iShares Russell 2000 ETF	Receive	0.599%	(1,536,028)	(13,178)	(27,804)
Itron, Inc.	Receive	0.260%	(105,550)	(2,500)	(4,175)
Keyware Holding Corp.	Receive	6.863%	(144,231)	(12,192)	7,832
Lorillard, Inc.	Pay	0.505%	481,958	8,073	(7,881)

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Total Return Swaps (Continued)

August 31, 2014 (Unaudited)

	Pay/
	Receive
	Total
	Return
	Payments			Number
	on			of	Unrealized
	Reference	Financing	Notional	Shares/	Appreciation
Reference Entity (a)(b)	Entity	Rate	Amount	Units	(Depreciation)
MakeMyTrip Ltd.	Receive	1.000%	(127,512)	(4,400)	$21,377
Mindray Medical
International Ltd.	Receive	4.700%	(156,200)	(5,000)	(241)
MSCI Pan-Euro	Receive	0.361%	(3,001,091)	(2,057)	27,372
Netgear, Inc.	Receive	0.260%	(132,880)	(4,000)	6,200
NewLink Genetics Corp.	Receive	2.750%	(138,050)	(5,000)	(5,300)
Noodles & Co.	Receive	38.300%	(50,882)	(2,600)	38,532
Novadaq Technologies, Inc.	Receive	0.750%	(91,420)	(7,000)	21,510
Omeros Corp.	Receive	5.856%	(134,190)	(9,000)	(8,178)
Opko Health, Inc.	Receive	16.668%	(141,510)	(15,900)	(774)
Overstock.com, Inc.	Receive	1.000%	(123,690)	(7,000)	2,503
Raptor
Pharmaceuticals Corp.	Receive	2.000%	(166,402)	(15,100)	4,706
ResMed, Inc.	Receive	3.300%	(106,100)	(2,000)	(4,840)
Reynolds American, Inc.	Receive	0.193%	(137,288)	(2,348)	(4,219)
Ruby Tuesday, Inc.	Receive	0.260%	(92,550)	(15,000)	21,300
Shire PLC	Pay	0.901%	466,670	5,710	29,695
Silicon Graphics
International Corp.	Receive	0.260%	(98,000)	(10,000)	(1,780)
Smith & Nephew PLC	Pay	0.901%	910,885	52,606	(30,247)
Sony Financial Holdings, Inc.	Pay	0.591%	24,018	1,500	(2,309)
Staar Surgical Co.	Receive	0.260%	(138,120)	(12,000)	52,310
Stamps.com, Inc.	Receive	0.260%	(100,441)	(2,984)	756
Synergy Resources Corp.	Receive	0.260%	(80,760)	(6,000)	(2,386)
Tangoe, Inc.	Receive	0.260%	(118,320)	(8,500)	9,690
Time Warner Cable	Pay	0.505%	450,299	3,044	1,156
Trex Company, Inc.	Receive	0.550%	(164,688)	(4,380)	(39,166)
Universal Display Corp.	Receive	1.650%	(138,960)	(4,000)	(12,260)
Voxeljet AG	Receive	6.964%	(123,060)	(7,000)	(7,759)
XPO Logistics, Inc.	Receive	0.800%	(92,910)	(3,000)	(7,050)
Zeltiq Aesthetics, Inc.	Receive	0.501%	(84,040)	(4,000)	(23,280)
TOTAL NET TOTAL RETURN SWAPS					$42,212

(a)	Morgan Stanley is the counterparty for these open total return swaps.
(b)	Reset monthly based on the terms of the contract.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Schedule of Credit Default Swaps

August 31, 2014 (Unaudited)

		Interest
		Rate		Premium	Unrealized
	Expiration	Received	Notional	Paid/	Appreciation
Reference Entity (a)	Date	(Paid)	Amount	(Received)	(Depreciation)
Buy Protection
Chesapeake Energy Corp.	6/20/19	(5.000)%	$587,000	$(86,864)	$(9,921)
6.625%, 08/15/2020
The Hershey Co.	3/20/19	(1.000)%	350,000	(10,206)	(630)
4.850%, 08/15/2015
United States Steel Corp.	9/20/19	(5.000)%	458,000	(42,206)	(12,435)
6.650%, 06/01/2037
TOTAL BUY PROTECTION			$1,395,000	$(139,276)	$(22,986)

Sell Protection
Advanced Micro Devices, Inc.	12/20/18	5.000%	$(500,000)	$(11,460)	$53,198
7.750%, 08/01/2020
Alcatel-Lucent	6/20/19	5.000%	(1,044,000)	120,471	(2,709)
8.500%, 01/15/2016
Clear Channel
Communications, Inc.	12/20/15	5.000%	(906,000)	(4,286)	465
6.875%, 06/15/2018
General Motors Co.	12/20/18	5.000%	(810,000)	110,028	15,701
4.875%, 10/02/2023
International Lease
Finance Corp.	9/20/19	5.000%	(500,000)	72,640	3,112
8.250%, 12/15/2020
New Look Bondco I PLC	6/20/19	5.000%	(454,000)	51,829	6,322
8.750%, 05/14/2018
Realogy Group LLC	9/20/19	5.000%	(367,000)	34,744	3,849
4.500%, 04/15/2019
Telecom Italia Spa	12/20/18	1.000%	(300,000)	(30,080)	21,436
5.375%, 01/29/2019
Transocean, Inc.	9/20/19	1.000%	(551,000)	(21,262)	(866)
7.375%, 04/15/2018
TRW Automotive, Inc.	9/20/19	1.000%	(489,000)	(1,158)	(2,693)
7.250%, 03/15/2017
Wind Acquisition Finance S.A.	3/20/19	5.000%	(336,000)	40,366	2,315
11.750%, 07/15/2017
Wind Acquisition Finance S.A.	6/20/19	5.000%	(605,000)	71,682	4,284
11.750%, 07/15/2017
TOTAL SELL PROTECTION			$(6,862,000)	$433,514	$104,414

(a)	Morgan Stanley is the counterparty for these open credit default swaps.

The accompanying notes are an integral part of these consolidated financial statements.

(This Page Intentionally Left Blank.)

AURORA HORIZONS FUND

Consolidated Statement of Assets and Liabilities

August 31, 2014 (Unaudited)

ASSETS
Investments, at value (cost $192,598,485)	$202,596,004
Foreign Currency, at value (cost $1,409,489)	1,376,352
Receivables:
Investments sold	9,454,588
Fund shares sold	983,420
Dividends and interest	501,520
Swap dividend and interest receivable	76,812
Premiums paid on open swap contracts	294,238
Unrealized appreciation on open swap contracts	531,135
Unrealized appreciation on forward currency contracts	664,603
Deposits at brokers for derivative instruments(1)	40,485,714
Other assets	31,263
TOTAL ASSETS	256,995,649

LIABILITIES
Written options, at value (premiums received $1,725,207)	1,539,183
Securities sold short, at value (proceeds received $41,723,711)	43,134,400
Variation margin on futures contracts	169
Payables:
Investments purchased	7,153,903
Fund shares redeemed	4,020
Swap contracts	175,673
To affiliates	86,109
To distributor	593
To adviser	325,023
Dividends and interest on short positions	24,301
Swap dividend and interest payable	50,646
Unrealized depreciation on open swap contracts	407,495
Unrealized depreciation on forward currency contracts	351,793
Accrued expenses and other liabilities	39,358
TOTAL LIABILITIES	53,292,666
NET ASSETS	$203,702,983

Net assets consist of:
Paid-in capital	$193,268,655
Accumulated net investment income	236,926
Accumulated undistributed net realized gain	951,105
Net unrealized appreciation (depreciation) on:
Investments	10,711,913
Futures contracts	51,799
Swap contracts	123,640
Forward currency contracts	312,810
Securities sold short	(1,410,689)
Foreign currency translation	(14,806)
Purchased options	(714,394)
Written options	186,024
NET ASSETS	$203,702,983

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Assets and Liabilities (Continued)

 August 31, 2014 (Unaudited)

Class A
Net assets	$13,739,607
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,299,601
Net asset value, minimum offering, and redemption price per share(2)	$10.57
Maximum offering price per share
(net asset value per share divided by 0.9425)(3)	$11.22
Class C
Net assets	$1,975,244
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	188,993
Net asset value, offering, and redemption price per share(4)	$10.45
Class Y
Net assets	$187,988,132
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	17,731,585
Net asset value, offering, and redemption price per share	$10.60

(1)	Serves as collateral for securities sold short and derivative instruments including forwards, futures, swaps and options.
(2)	A contingent deferred sales charge (“CDSC”) of up to 1.00% may be charged on shares redeemed within eighteen months of purchase. The CDSC only applies to purchases of $1,000,000 or more.
(3)	Reflects a maximum sales charge of 5.75%.
(4)	A CDSC of 1.00% may be charged on shares redeemed within twelve months of purchase.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Statement of Operations

For the Six Months Ended August 31, 2014 (Unaudited)

INVESTMENT INCOME
Dividend income(1)	$1,840,185
Interest income	859,718
TOTAL INVESTMENT INCOME	2,699,903
EXPENSES
Management fees	1,938,841
Interest expense	188,481
Administration and accounting fees	182,163
Dividend expense	80,476
Transfer agent fees and expenses	66,510
Custody fees	46,107
Distribution fees	37,026
Federal and state registration fees	34,001
Audit and tax fees	22,016
Chief Compliance Officer fees	15,191
Legal fees	10,051
Reports to shareholders	7,837
Trustees’ fees	2,576
Other expenses	7,379
TOTAL EXPENSES	2,638,655
Less waivers and reimbursement by Adviser (Note 4)	(28,230)
NET EXPENSES	2,610,425
NET INVESTMENT INCOME	89,478
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on:
Investments	2,770,227
Futures contracts	(907,133)
Swap contracts	(80,246)
Forward currency contracts	149,387
Securities sold short	(1,721,849)
Foreign currency translation	(61,069)
Purchased options	(1,135,481)
Written options	609,163
(377,001)
Net change in unrealized appreciation (depreciation) on:
Investments	1,466,459
Futures contracts	644,878
Swap contracts	324,368
Forward currency contracts	241,053
Securities sold short	(338,514)
Foreign currency translation	(96,072)
Purchased options	(488,734)
Written options	(4,315)
1,749,123
NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS AND FOREIGN CURRENCY	1,372,122
NET INCREASE IN NET ASSETS FROM OPERATIONS	$1,461,600

(1)	Net of $46,137 in foreign withholding taxes and issuance fees.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Statements of Changes in Net Assets

	Six Months Ended
	August 31, 2014	Period Ended
	(Unaudited)	February 28, 2014(1)
FROM OPERATIONS
Net investment income (loss)	$89,478	$(1,539,397)
Net realized gain (loss) on:
Investments	2,770,227	7,351,666
Futures contracts	(907,133)	(2,190,109)
Swap contracts	(80,246)	142,372
Forward currency contracts	149,387	(512,107)
Securities sold short	(1,721,849)	(2,553,235)
Foreign currency translation	(61,069)	26,244
Purchased options	(1,135,481)	(782,696)
Written options	609,163	309,533
Net change in unrealized
appreciation (depreciation) on:
Investments	1,466,459	9,245,454
Futures contracts	644,878	(593,079)
Swap contracts	324,368	(200,728)
Forward currency contracts	241,053	71,757
Securities sold short	(338,514)	(1,072,175)
Foreign currency translation	(96,072)	81,266
Purchased options	(488,734)	(225,660)
Written options	(4,315)	190,339
Net increase in net assets from operations	1,461,600	7,749,445

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold – Class A	7,609,987	23,769,996
Payments for shares redeemed – Class A	(17,372,967)	(1,106,769)
Proceeds from shares sold – Class C	434,845	1,549,975
Payments for shares redeemed – Class C	(32,835)	(15,308)
Proceeds from shares sold – Class Y	101,800,843	192,282,800
Payments for shares redeemed – Class Y	(68,751,294)	(45,677,335)
Net increase in net assets
from capital share transactions	23,688,579	170,803,359

TOTAL INCREASE IN NET ASSETS	25,150,179	178,552,804

NET ASSETS:
Beginning of Period	178,552,804	—
End of Period	$203,702,983	$178,552,804
ACCUMULATED NET INVESTMENT INCOME	$236,926	$236,662

(1)	The Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Financial Highlights – Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2014		Period Ended
	(Unaudited)		February 28, 2014(1)
Net Asset Value, Beginning of Period	$10.50		$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.00	)(8)	(0.13)
Net realized and unrealized gain on
investments and foreign currency	0.07		0.63
Total from investment operations	0.07		0.50

Net Asset Value, End of Period	$10.57		$10.50

Total return(3)(4)	0.67%		5.00%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$13,740		$23,258

Ratio of expenses to average net assets:(5)
Before waivers and
reimbursements of expenses	2.92%		3.04%
Excluding dividend and interest
expense on short positions	2.65%		2.73%
After waivers and reimbursements
or recoupment of expenses	2.90%		3.04%
Excluding dividend and interest
expense on short positions	2.63%		2.73%

Ratio of net investment loss to average net assets:
Before waivers and
reimbursements of expenses(5)(6)	(0.04)%		(1.38)%
After waivers and reimbursements
or recoupment of expenses	(0.02)%		(1.38)%

Portfolio turnover rate(4)(7)	89.89%		261.70%

(1)	The Fund commenced operations on March 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the applicable sales charges.

(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.
(8)	Less than 0.5 cents per share.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Financial Highlights – Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2014	Period Ended
	(Unaudited)	February 28, 2014(1)
Net Asset Value, Beginning of Period	$10.42	$10.00

Income (loss) from investment operations:
Net investment loss(2)	(0.05)	(0.20)
Net realized and unrealized gain on
investments and foreign currency	0.08	0.62
Total from investment operations	0.03	0.42

Net Asset Value, End of Period	$10.45	$10.42

Total return(3)(4)	0.29%	4.20%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,975	$1,569

Ratio of expenses to average net assets:(5)
Before waivers and
reimbursements of expenses	3.68%	3.79%
Excluding dividend and interest
expense on short positions	3.41%	3.48%
After waivers and reimbursements
or recoupment of expenses	3.65%	3.79%
Excluding dividend and interest
expense on short positions	3.38%	3.48%

Ratio of net investment loss to average net assets:(5)(6)
Before waivers and
reimbursements of expenses	(0.90)%	(2.11)%
After waivers and reimbursements
or recoupment of expenses	(0.87)%	(2.11)%

Portfolio turnover rate(4)(7)	89.89%	261.70%

(1)	Fund commenced operations on March 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)
Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.  Based on net asset value, which does not reflect the applicable sales charges.

(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratios include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND

Consolidated Financial Highlights – Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended
	August 31, 2014	Period Ended
	(Unaudited)	February 28, 2014(1)
Net Asset Value, Beginning of Period	$10.51	$10.00

Income (loss from investment operations:
Net investment income (loss)(2)	0.01	(0.11)
Net realized and unrealized gain on
investments and foreign currency	0.08	0.62
Total from investment operations	0.09	0.51

Net Asset Value, End of Period	$10.60	$10.51

Total return(3)(4)	0.86%	5.10%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$187,988	$153,726

Ratio of expenses to average net assets:(5)
Before waivers and
reimbursements of expenses	2.68%	2.79%
Excluding dividend and interest
expense on short positions	2.41%	2.48%
After waivers and reimbursements
or recoupment of expenses	2.65%	2.79%
Excluding dividend and interest
expense on short positions	2.38%	2.48%

Ratio of net investment income (loss)
to average net assets:(5)(6)
Before waivers and
reimbursements of expenses	0.09%	(1.14)%
After waivers and reimbursements
or recoupment of expenses	0.12%	(1.14)%

Portfolio turnover rate(4)(7)	89.89%	261.70%

(1)	Fund commenced operations on March 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	Annualized.
(6)	The net investment loss ratio include dividend and interest expense on short positions.
(7)	Consists of long-term investments only; excludes securities sold short and derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements
August 31, 2014 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Aurora Horizons Fund (the “Fund”) represents a distinct non-diversified series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.  The Trust has designated three classes of Fund shares: Class A, Class C and Class Y.  The three classes differ principally in their respective distribution expense arrangements as well as their respective sales fee arrangements.  All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Class A shares are subject to an initial maximum sales charge of 5.75% imposed at the time of purchase.  The sales charge declines as the amount purchased increases in accordance with the Fund’s prospectus.  Class A shares are subject to a contingent deferred sales charge for purchases made at or above the $1,000,000 breakpoint that are redeemed within eighteen months of purchase.  Class C shares are subject to a contingent deferred sales charge (CDSC) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus.  The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the value of shares being redeemed.  Class Y shares are no-load shares.  The Fund became effective and commenced operations on March 27, 2013.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Aurora Investment Management L.L.C. (the “Adviser”), the Fund’s investment adviser.

The financial statements include the accounts of Aurora Horizons Fund CFC Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund.  All intercompany accounts and transactions have been eliminated in consolidation.  The Fund may invest up to 25% of its total assets in its Subsidiary.  The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the  Fund’s investment objectives and policies.  As of August 31, 2014 the Subsidiary’s net assets were $14,576,638, which represented 7% of the  Fund’s net assets.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the consolidated financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued.  Swap agreements, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service.  When the security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and ask prices on such day and will generally be classified as Level 2.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation.

Debt securities other than short-term instruments are valued at the mean between the closing bid and ask prices provided by a pricing service (“Pricing Service”).  If the closing bid and ask prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  The Fund’s Pricing Services use multiple valuation techniques to determine fair value.  In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which quotes from market makers are used to determine fair value.  In instances where sufficient market activity may not exist or is limited, the Pricing Services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value, and these securities generally will be classified as Level 2.

Warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.  Fixed income securities including asset backed securities, corporate bonds, defaulted bonds, 144A securities, municipal bonds, US Treasury Bonds and bank loans are normally valued on the basis of quotes obtained from brokers and dealers or a Pricing Service.  Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

hierarchy.  Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.  Short-term debt securities which have a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Over-the-counter financial derivative instruments, such as forward currency contracts, futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  These contracts are normally valued on the basis of broker-dealer quotations or a Pricing Service at the settlement price determined by the relevant exchange.  Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service using a series of techniques, including simulation pricing models.  The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.  Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Consolidated Statement of Assets and Liabilities.  Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs.  Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.  In the event the Adviser determines that the price of a swap calculated in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value pricing procedures.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2014:

	Level 1	Level 2	Level 3(2)	Total
Assets
Common Stocks(1)	$125,639,718	$—	$—	$125,639,718
Preferred Stocks(1)	508,059	—	—	508,059
Corporate Bonds(1)	—	9,971,949	—	9,971,949
Municipal Bonds(1)	—	3,520,511	—	3,520,511
Bank Loans(1)	—	1,796,112	—	1,796,112
Investment Companies	770,609	—	—	770,609
Purchased Options(4)	1,254,169	423,899	—	1,678,068
Short-Term Investments	58,710,978	—	—	58,710,978
Total Assets	$186,883,533	$15,712,471	$—	$202,596,004

Liabilities
Securities Sold Short
Common Stock	$22,979,796	$—	$—	$22,979,796
Exchange Traded Funds	16,569,358	—	—	16,569,358
US Government Note/Bonds	—	3,585,246	—	3,585,246
	39,549,154	3,585,246	—	43,134,400
Options Written(4)	1,467,332	71,851	—	1,539,183
Total Liabilities	$41,016,486	$3,657,097	$—	$44,673,583

Other Financial Instruments(3)
Forwards	$—	$312,810	$—	$312,810
Futures	51,799	—	—	51,799
Swaps	—	123,640	—	123,640
Total Other Financial
Instruments	$51,799	$436,450	$—	$488,249

(1)	See the Consolidated Schedule of Investments for industry/geographic classifications.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

(2)
The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.  For the six months ended August 31, 2014, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.

(3)	Reflected at the net unrealized appreciation (depreciation) on the contracts held.

It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Transfers as of August 31, 2014 are summarized in the table below:

Transfers into Level 1	$283,394
Transfers out of Level 1	(24,111)
Net transfers in and/or out of Level 1	$259,283
Transfers into Level 2	$24,111
Transfers out of Level 2	(283,394)
Net transfers in and/or out of Level 2	$(259,283)

(4)
Options are valued at the composite price which looks at the last trades on the exchanges where each option is traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where each option is traded.  Options are classified as Level 1 when composite pricing is based on the last trade and are classified as Level 2 when based on the mean price.  The transfers in and out of Level 1 and 2 are a result of the different pricing methodologies.

(b)	Foreign Securities and Currency Transactions

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments.  Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

Investments in foreign securities entail certain risks.  There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries.  Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies.  There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States.  The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Derivative Instruments

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contracts and futures contracts during the period.

The fair value of derivative instruments as reported within the Consolidated Statement of Assets and Liabilities as of August 31, 2014:

	Asset Derivatives
Derivatives not accounted	Consolidated Statement of
for as hedging instruments	Assets & Liabilities Location	Value
Equity Contracts – Options	Investments, at value	$1,678,068
Equity – Futures	Net assets –
	Unrealized appreciation*	84,506
Equity Contracts – Swaps	Unrealized appreciation
	on swap contracts	420,452
Commodity Contracts – Futures	Net assets –
	Unrealized appreciation*	66,879
Interest Rate	Net assets –
Contracts – Futures	Unrealized appreciation*	211,131
Foreign Exchange Contracts –	Unrealized appreciation on
Forward Currency Contracts	forward currency contracts	664,603
Credit Contracts – Swaps	Unrealized appreciation
	on swap contracts	110,682
Total		$3,236,321

	Liability Derivatives
Derivatives not accounted	Consolidated Statement of
for as hedging instruments	Assets & Liabilities Location	Value
Equity Contracts – Options	Written options, at value	$1,539,183
Equity – Futures	Net assets –
	Unrealized depreciation*	285,060
Equity Contracts – Swaps	Unrealized depreciation
	on swap contracts	378,240
Commodity Contracts – Futures	Net assets –
	Unrealized depreciation*	16,400
Interest Rate	Net assets –
Contracts – Futures	Unrealized depreciation*	9,257
Foreign Exchange Contracts –	Unrealized depreciation on
Forward Currency Contracts	forward currency contracts	351,793
Credit Contracts – Swaps	Unrealized depreciation
	on swap contracts	29,254
Total		$2,609,187

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

*
Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Open Futures Contracts.  Only the current days variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Consolidated Statement of Operations for the six months March 1, 2014 through August 31, 2014 was as follows:

	Amount of Realized Gain (Loss) on
	Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Forward Exchange
Contracts	$—	$—	$—	$—	$149,387	$149,387
Equity Contracts	(1,135,481)	609,163	(919,248)	(61,987)	—	(1,507,553)
Credit Contracts	—	—	—	(18,259)	—	(18,259)
Commodity
Contracts	—	—	(368,107)	—	—	(368,107)
Interest Rate
Contracts	—	—	380,222	—	—	380,222
Total	$(1,135,481)	$609,163	$(907,133)	$(80,246)	$149,387	$(1,364,310)

	Change in Unrealized Appreciation (Depreciation)
	on Derivatives Recognized in Income
Derivatives not					Forward
accounted for as	Purchased	Written	Futures	Swap	Currency
hedging instruments	Options	Options	Contracts	Contracts	Contracts	Total
Foreign Exchange
Contracts	$—	$—	$—	$—	$241,053	$241,053
Equity Contracts	(488,734)	(4,315)	524,126	297,537	—	328,614
Credit Contracts	—	—	—	26,831	—	26,831
Commodity
Contracts	—	—	(7,673)	—	—	(7,673)
Interest Rate
Contracts	—	—	128,425	—	—	128,425
Total	$(488,734)	$(4,315)	$644,878	$324,368	$241,053	$717,250

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties.  The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The netting arrangement also specifies collateral posting arrangements at pre-arranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

The following tables represents the offsetting assets and liabilities as of August 31, 2014:

Assets:

				Gross Amounts not
				offset in the
				Consolidated Statement
		Gross	Net Amounts	of Assets and Liabilities
		Amounts	Presented
		Offset in the	in the		Cash &
	Gross	Consolidated	Consolidated		Securities
	Amounts of	Statement	Statement		Collateral
	Recognized	Assets and	of Assets	Financial	Received	Net
	Assets	Liabilities	and Liabilities	Instruments	(Pledged)	Amount
Description
Total Return
Swap
Contracts	$420,452	$—	$420,452	$(378,240)	$—	$42,212
Credit Default
Swap
Contracts	110,683	—	110,683	(29,255)	—	81,428
Forward
Contracts	664,603	—	664,603	(351,793)	—	312,810
	$1,195,738	$—	$1,195,738	$(759,288)	$—	$436,450

Liabilities:
				Gross Amounts not
				offset in the
				Consolidated Statement
		Gross	Net Amounts	of Assets and Liabilities
		Amounts	Presented
		Offset in the	in the		Cash &
	Gross	Consolidated	Consolidated		Securities
	Amounts of	Statement of	Statement		Collateral
	Recognized	Assets and	of Assets	Financial	Received	Net
	Liabilities	Liabilities	and Liabilities	Instruments	(Pledged)	Amount
Description
Written
Options	$1,539,183	$—	$1,539,183	$—	$(1,539,183)	$—
Futures
Contracts	169	—	169	—	(169)	—
Total Return
Swap
Contracts	378,240	—	378,240	(378,240)	—	—
Credit Default
Swap
Contracts	29,255	—	29,255	(29,255)	—	—
Forward
Contracts	351,793	—	351,793	(351,793)	—	—
	$2,298,640	$—	$2,298,640	$(759,288)	$(1,539,352)	$—

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

Options

The Fund is subject to equity price risk and foreign currency fluctuations in the normal course of pursuing its investment objectives.  The Fund enters into written call options for speculative purposes and to hedge against changes in the value of equities.  The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income.  Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default.  The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.  In addition, the Fund enters into purchased put options to hedge against changes in the value of written put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium is deducted from the cost basis of the security purchased.  The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised.  The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss.  If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Transactions in options written during the period ended August 31, 2014 were as follows:

	Contracts	Premiums
Call Options
Outstanding, beginning of period	3,518	$996,769
Options written	1,062	190,354
Options terminated in closing transactions	(2,250)	(400,331)
Options exercised	(11)	(4,773)
Options expired	(153)	(46,029)
Outstanding, end of period	2,166	$735,990

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

	Contracts	Premiums
Put Options
Outstanding, beginning of period	5,700	$1,171,342
Options written	6,611	1,177,006
Options terminated in closing transactions	(4,606)	(1,259,267)
Options exercised	—	—
Options expired	(1,916)	(99,864)
Outstanding, end of period	5,789	$989,217

As of August 31, 2014, the fair value of long positions which served as collateral for options written, as well as other derivative instruments including swaps, forwards and futures, and securities sold short was $38,210,122.

Transactions in purchased options during the period ended August 31, 2014 were as follows:

Contracts
Outstanding, beginning of period	6,347
Options purchased	20,627
Options terminated in closing transactions	(13,939)
Options exercised	(317)
Options expired	(3,897)
Outstanding, end of period	8,821

Futures and Forward Currency Contracts

The Fund may enter into foreign currency forward exchange contracts.  When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index futures contracts.  Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.  Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.  Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses.  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities.  This collateral is required to be adjusted daily to reflect the market value of the obligations

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

for futures contracts or the market value of the instrument underlying the contract.  The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time.  Futures contracts also expose the Fund to counterparty credit risk.  The Fund will not enter into these contracts unless it owns either 1) an offsetting position in the securities or 2) cash and liquid assets, with a value marked-to-market daily, sufficient to cover its potential obligations.

The average monthly notional amounts during the period were as follows:

	Futures Contracts	Forward Currency Contracts
Long	$195,626,127	$24,876,371
Short	$193,142,447	$27,444,965

Swap Agreements

The Fund is subject to equity price, foreign exchange rate, credit, and commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes to manage these risks, including total return swaps.

Total Return Swaps – A total return swap agreement (TRS) is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loan, or bond.  This is owned by the party receiving the set rate payment.

Credit Default Swaps – Credit default swaps have two primary risks: counterparty risk and liquidity risk.

Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  At August 31, 2014, the Fund did not have any deposits with brokers to serve as collateral for swap contracts.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk.  The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

For the six months ended August 31, 2014, the Fund recorded net realized losses of $80,246 resulting from swap activity. The average monthly notional amount of swaps during the period was $5,819,739 for long positions and $9,399,194 for short positions.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

(d)	Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.  For financial statement purposes, an amount equal to the settlement amount is included in the Consolidated Statement of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions.  Subsequent fluctuations in the market prices of the securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Consolidated Statement of Assets and Liabilities.  The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.  Such amounts are recorded on the ex-dividend date as dividend or interest expense.  As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  The segregated assets are valued consistent with Note 2a above.  The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short.  At August 31, 2014, the Fund had deposits with brokers which served as collateral for derivative instruments and securities sold short and unencumbered cash.  The Fund’s deposit with broker for securities sold short is with Morgan Stanley.

(e)	Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

For tax purposes, the Subsidiary is an exempted Cayman investment company.  The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes.  As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains will be included each year in the Fund’s investment company taxable income.

As of and during the period ended August 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.  During the period ended August 31, 2014, the Fund did not incur any interest or penalties.  The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

(f)	Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Income and capital gain distributions may differ from GAAP, primarily due to timing differences in the recognition of income and gains and losses by the Fund.  To the extent that these differences are attributable to permanent book and tax accounting differences, they are reclassified in the components of net assets.

(g)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(h)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(i)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class.  Most Fund expenses are allocated by class based on relative net assets.  Rule 12b-1 distribution and service fees are expensed at 0.25% and 1.00% of average daily net assets of the Class A and Class C shares, respectively.  Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(j)	Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method for best tax relief order.  Dividend income and expense, less net foreign withholding tax, are recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis.  Withholding taxes on foreign dividends and interest, net of any reclaims, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method.  Payments received on securities in default are recorded as return of capital.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

(3)	Federal Tax Matters

The tax character of distributions paid during the period ended February 28, 2014 was as follows:

February 28, 2014
Ordinary Income	$—
Long-Term Capital Gain	$—

As of February 28, 2014, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$169,155,271
Gross tax unrealized appreciation	11,173,988
Gross tax unrealized depreciation	(2,780,745)
Net total unrealized appreciation	$8,393,243
Undistributed ordinary income	1,883,678
Undistributed long-term capital gain	—
Total distributable earnings	$1,883,678
Other accumulated losses	(1,304,193)
Total accumulated gains	$8,972,728

The basis of investments and distributable earnings for tax and financial reporting purposes differ principally due to the deferral of losses on wash sales, straddle adjustments, market-to-market on 1,256 contracts and constructive sale adjustments.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended February 28, 2014, the following reclassifications were made for permanent tax differences on the Consolidated Statement of Assets and Liabilities:

Accumulated Undistributed Net Investment Income	$1,776,059
Accumulated Net Realized Loss	$(552,776)
Paid-In Capital	$(1,223,283)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its investment advisory services at the annual rate of 2.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 27, 2016, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions,

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

acquired fund fees and expenses and extraordinary items) do not exceed the Expense Limitation Cap as follows:

	Class A	Class C	Class Y
Aurora Horizons Fund	2.58%	3.33%	2.33%

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the waivers per class that occurred during the period ended August 31, 2014.  There were no waivers for the period ended February 28, 2014 which are subject to recoupment.

Class A	Class C	Class Y
$2,382	$278	$25,570

Sub-advisory services are provided to the Fund, pursuant to agreements between the Adviser and the below listed sub-advisers.  Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of the Fund’s average daily net assets which they have been allocated to manage.

Atlantic Investment Management, Inc.
Chicago Fundamental Investment Partners, LLC
Graham Capital Management, L.P.
Ionic Capital Management LLC
Kabouter Management, LLC
Kingsford Capital Management, LLC
Kovitz Investment Group, LLC
MPAM Credit Trading Partners L.P.
PEAK6 Advisors LLC
York Registered Holdings, L.P.

(5)	Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay NGAM Distribution, LLC (the “Distributor”) a distribution fee of 0.25% and 1.00% of the Fund’s average daily net assets of Class A and C shares, respectively, for services to prospective Fund shareholders and distribution of Fund shares.  The Distributor and the Adviser are affiliated companies.  As of and during the six months ended August 31, 2014, the Fund accrued and owed expenses related to the 12b-1 Plan as presented in the Consolidated Statement of Operations and Statement of Assets and Liabilities, respectively, as follows:

	Fees Accrued	Fees Owed
Class A	$28,208	$519
Class C	$8,818	$74

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

(6)	Offering Price Per Share and CDSC

The public offering price for Class A shares is the net asset value plus a sales charge, which varies in accordance with the amount of the purchase up to a maximum of 5.75%.  The public offering price for Class C and Y shares is the net asset value.

The Distributor retains the entire sales charge when it makes sales directly to the public.  Otherwise, when sales are made through dealers, the Distributor receives a portion of the related sales charge.  For the six months ended August 31, 2014, the Distributor received $2,253 for sales charges on Class A shares.  Sales charges are not an expense of the Fund and are not reflected in the financial statements.

During the six months ended August 31, 2014, there were no CDSCs collected.

(7)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator and Fund Accountant under an Administration Agreement.  The Administrator performs various administrative and accounting services including preparing various federal and state regulatory filings, reports and returns for the Fund; preparing reports and materials to be supplied to the Trustees; monitoring the activities of the Fund’s custodian, transfer agent and accountants; coordinating the preparation and payment of the Fund’s expenses; and reviewing the Fund’s expense accruals.  For the six months ended August 31, 2014, the Fund incurred $182,163 in administration and accounting fees.  At August 31, 2014, the Administrator was owed fees of $62,142.

USBFS also serves as the transfer agent to the Fund.  U.S. Bank, N.A. (“U.S. Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2014, the Fund incurred $39,362(1), and $46,107 in transfer agency and custody fees, respectively.  At August 31, 2014, the Fund owed fees of $12,272, and $6,880 for transfer agency and custody fees, respectively.

(1)	This amount does not include sub transfer agency fees, and therefore it does not agree to the amount on the Statement of Operations.

The Fund also has a line of credit with U.S. Bank (see Note 11).

The Distributor is affiliated with the Adviser.

Certain officers of the Fund are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended August 31, 2014, the Fund was allocated $15,191 of the Trust’s Chief Compliance Officer fee.  At August 31, 2014, the Fund owed fees of $4,921 to USBFS for Chief Compliance Officer’s services.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

(8)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Period Ended
Class A	August 31, 2014	February 28, 2014(1)
Shares sold	717,895	2,322,866
Shares redeemed	(1,634,097)	(107,063)
Net increase (decrease)	(916,202)	2,215,803

	Six Months Ended	Period Ended
Class C	August 31, 2014	February 28, 2014(1)
Shares sold	41,526	152,119
Shares redeemed	(3,174)	(1,478)
Net increase	38,352	150,641

	Six Months Ended	Period Ended
Class Y	August 31, 2014	February 28, 2014(1)
Shares sold	9,615,076	19,047,292
Shares redeemed	(6,504,462)	(4,426,321)
Net increase	3,110,614	14,620,971

(1)	The Fund commenced operations on March 27, 2013.

(9)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, securities sold short and derivative instruments for the Fund for the six months ended August 31, 2014 are detailed below.

Purchases
U.S. Government	$—
Other	139,064,597
$139,064,597
Sales
U.S. Government	$—
Other	127,231,120
$127,231,120

(10)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  At August 31, 2014, UBS, for the benefit of its customers held 44% of the outstanding shares for Class A.  UBS, for the benefit of its customers, held 27%  of the outstanding shares for Class C. Charles Schwab, for the benefit of its customers, owned 62% of the outstanding shares for Class Y.

AURORA HORIZONS FUND
Consolidated Notes to Financial Statements (Continued)
August 31, 2014 (Unaudited)

(11)	Line of Credit

The Fund has a line of credit with maximum borrowing for the lesser of 33.33% of the fair value of unencumbered net assets of the Fund or $20,000,000, which expires on August 13, 2015.  This line of credit is intended to provide short-term financing, if necessary, in connection with shareholder redemptions, and subject to certain restrictions and is secured by the Fund’s investments.  Interest will be accrued at the prime rate of 3.25% as of August 31, 2014.  The credit facility is with the Fund’s custodian, U.S. Bank.  During the six months ended August 31, 2014, the Fund did not utilize the line of credit.

(12)	Subsequent Events

Effective October 15, 2014, the Advisor terminated its investment sub-advisory agreement with Chicago Fundamental Investment Partners, LLC (“CFIP”) an investment sub-adviser to the Aurora Horizons Fund.

As of the close of business on September 30, 2014, PEAK6 Advisors LLC (“PEAK6”) an investment sub-adviser to the Aurora Horizons Fund, underwent a change in control which resulted in a termination of its sub-advisory agreement with Aurora Investment Management L.L.C. (“Aurora”).  In connection with the change in control, PEAK6 changed its name to Achievement Asset Management LLC (“AAM”) as of October 1, 2014.  The Board of Trustees, pursuant to exemptive relief that permits the Board of Trustees to approve new sub-advisory agreements entered into by Aurora, approved a new investment sub-advisory agreement between AAM and Aurora, with respect to the Aurora Horizons Fund, for an initial two-year term ending September 30, 2016.  AAM continues to employ the same investment strategies and techniques as were used by Peak6.

Effective June 24, 2014, the Advisor terminated its investment sub-advisory agreement with Landsdowne Partners Limited Partnership an investment sub-adviser to the Aurora Horizons Fund.

AURORA HORIZONS FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

AURORA HORIZONS FUND
Additional Information
(Unaudited)

Tax Information

The Fund designated 0.00% of its ordinary income distribution for the period ended February 28, 2014, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended February 28, 2014, 0.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

For the period ended February 28, 2014, 0.00% of taxable ordinary income distributions were designated as short-term capital gain distributions under Internal Revenue Section 871(k).

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-800-443-2862.

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	34	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	34	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–present).		(an open-end
investment
company with
two portfolios).

AURORA HORIZONS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jonas B. Siegel	Trustee	Indefinite	Retired. Managing	34	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 71		2009	Officer (“CAO”) and		Endowment
			Chief Compliance		fund complex
			Officer (“CCO”),		(three closed-
			Granite Capital		end investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011).		Multi-
Alternatives
fund complex
(three closed-
end investment
companies);
Independent
Manager,
Ramius IDF
fund complex
(two closed-
end investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	34	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 52		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

AURORA HORIZONS FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator;
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 40	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 35		2005	(2004–present).
Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	President, U.S.
Milwaukee, WI 53202	Officer,	July 1,	Bancorp Fund
Age: 54	Vice	2014	Services, LLC
	President		(January 2014–
	and		present); Senior
	Anti-Money		Vice President,
	Laundering		Ariel Investments,
	Officer		LLC (2010–2013);
Vice President,
Ariel Investments,
LLC (2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator;
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, who acts as principal underwriter for several series of the Trust, but not the Fund.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-800-443-2862. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12 month period ended June 30 is available without charge, upon request, by calling, toll free, 1-800-443-2862, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-443-2862 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

AURORA HORIZONS FUND

Investment Adviser	Aurora Investment Management L.L.C.
300 North LaSalle Street, 52nd Floor
Chicago, Illinois 60654

Independent Registered Public	Cohen Fund Audit Services, Ltd.
Accounting Firm	1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor	NGAM Distribution, L.P.
399 Boylston Street
Boston, Massachusetts 02116

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     November 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John Buckel
John Buckel, President

Date     November 5, 2014

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     November 5, 2014

* Print the name and title of each signing officer under his or her signature.